(2_FIDELITY_LOGOS)SPARTAN(registered trademark)

MUNICIPAL INCOME
FUND

(FORMERLY FIDELITY MUNICIPAL
INCOME FUND)
ANNUAL REPORT
NOVEMBER 30, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                7    THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       10   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS              11   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     40   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    44   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    49   THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS            50


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October and into November, the Standard & Poor's 500 Index has risen more than 31% year-to-date, almost three times its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post solid returns through the first 11 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997              PAST 1   PAST 5   PAST 10
                                             YEAR     YEARS    YEARS

SPARTAN MUNICIPAL INCOME                     7.02%    38.65%   125.76%

LEHMAN BROTHERS MUNICIPAL BOND INDEX         7.17%    42.01%   127.83%

GENERAL MUNICIPAL DEBT FUNDS AVERAGE         6.88%    38.65%   121.13%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year. To measure how the fund's performance stacked up against its peers, you can compare it to the general municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 232 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997        PAST 1   PAST 5   PAST 10
                                       YEAR     YEARS    YEARS

SPARTAN MUNICIPAL INCOME               7.02%    6.75%    8.48%

LEHMAN BROTHERS MUNICIPAL BOND INDEX   7.17%    7.27%    8.58%

GENERAL MUNICIPAL DEBT FUNDS AVERAGE   6.88%    6.74%    8.24%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971130 19971217 165922 S00000000000001
             Spartan Municipal Income    LB Municipal Bond
             00037                       LB015
  1987/11/30      10000.00                    10000.00
  1987/12/31      10166.30                    10145.10
  1988/01/31      10520.10                    10506.47
  1988/02/29      10652.34                    10617.52
  1988/03/31      10398.59                    10494.36
  1988/04/30      10474.70                    10574.12
  1988/05/31      10550.65                    10543.56
  1988/06/30      10676.89                    10697.81
  1988/07/31      10787.46                    10767.56
  1988/08/31      10837.21                    10777.03
  1988/09/30      11075.63                    10972.10
  1988/10/31      11288.48                    11165.21
  1988/11/30      11193.23                    11062.93
  1988/12/31      11408.95                    11176.11
  1989/01/31      11569.89                    11407.23
  1989/02/28      11499.90                    11277.07
  1989/03/31      11523.60                    11250.12
  1989/04/30      11895.44                    11517.20
  1989/05/31      12147.07                    11756.41
  1989/06/30      12265.11                    11916.06
  1989/07/31      12354.50                    12078.24
  1989/08/31      12299.69                    11959.99
  1989/09/30      12247.19                    11924.35
  1989/10/31      12375.43                    12070.19
  1989/11/30      12603.99                    12281.42
  1989/12/31      12708.79                    12381.88
  1990/01/31      12574.87                    12323.31
  1990/02/28      12739.52                    12432.99
  1990/03/31      12753.93                    12436.72
  1990/04/30      12524.52                    12346.68
  1990/05/31      12870.09                    12616.21
  1990/06/30      13007.54                    12727.10
  1990/07/31      13208.91                    12914.19
  1990/08/31      13071.51                    12726.68
  1990/09/30      13170.12                    12733.93
  1990/10/31      13345.17                    12964.92
  1990/11/30      13726.69                    13225.65
  1990/12/31      13785.74                    13283.18
  1991/01/31      13965.29                    13461.44
  1991/02/28      14052.70                    13578.56
  1991/03/31      14097.92                    13583.44
  1991/04/30      14290.80                    13764.10
  1991/05/31      14416.66                    13886.47
  1991/06/30      14417.43                    13872.72
  1991/07/31      14626.87                    14041.69
  1991/08/31      14756.08                    14226.62
  1991/09/30      14874.03                    14411.85
  1991/10/31      15013.88                    14541.56
  1991/11/30      15046.65                    14582.13
  1991/12/31      15188.66                    14895.06
  1992/01/31      15344.58                    14929.02
  1992/02/29      15375.98                    14933.80
  1992/03/31      15391.04                    14939.32
  1992/04/30      15538.21                    15072.28
  1992/05/31      15687.34                    15249.68
  1992/06/30      15904.87                    15505.57
  1992/07/31      16312.92                    15970.43
  1992/08/31      16095.79                    15814.72
  1992/09/30      16139.01                    15918.15
  1992/10/31      15870.29                    15761.67
  1992/11/30      16282.14                    16043.96
  1992/12/31      16458.45                    16207.77
  1993/01/31      16688.78                    16396.27
  1993/02/28      17302.97                    16989.32
  1993/03/31      17177.62                    16809.74
  1993/04/30      17341.02                    16979.35
  1993/05/31      17441.66                    17074.78
  1993/06/30      17698.32                    17359.76
  1993/07/31      17704.47                    17382.50
  1993/08/31      18089.18                    17744.40
  1993/09/30      18350.79                    17946.51
  1993/10/31      18370.12                    17981.15
  1993/11/30      18222.25                    17822.73
  1993/12/31      18616.20                    18198.97
  1994/01/31      18820.94                    18406.80
  1994/02/28      18341.50                    17930.07
  1994/03/31      17492.86                    17199.95
  1994/04/30      17583.74                    17345.81
  1994/05/31      17693.33                    17496.20
  1994/06/30      17593.20                    17389.30
  1994/07/31      17925.22                    17708.04
  1994/08/31      17990.33                    17769.31
  1994/09/30      17723.06                    17508.46
  1994/10/31      17352.86                    17197.51
  1994/11/30      16811.46                    16886.58
  1994/12/31      17229.43                    17258.25
  1995/01/31      17816.77                    17751.49
  1995/02/28      18332.39                    18267.70
  1995/03/31      18380.43                    18477.60
  1995/04/30      18389.62                    18499.40
  1995/05/31      18963.19                    19089.72
  1995/06/30      18671.35                    18923.64
  1995/07/31      18806.49                    19103.04
  1995/08/31      19036.79                    19345.26
  1995/09/30      19183.67                    19467.72
  1995/10/31      19459.54                    19750.78
  1995/11/30      19828.32                    20078.44
  1995/12/31      20016.99                    20271.40
  1996/01/31      20182.75                    20424.45
  1996/02/29      20099.03                    20286.58
  1996/03/31      19841.57                    20027.32
  1996/04/30      19760.82                    19970.64
  1996/05/31      19766.05                    19962.65
  1996/06/30      19999.86                    20180.05
  1996/07/31      20188.16                    20363.68
  1996/08/31      20193.29                    20358.80
  1996/09/30      20430.21                    20643.82
  1996/10/31      20671.02                    20877.30
  1996/11/30      21094.92                    21259.36
  1996/12/31      21006.75                    21170.07
  1997/01/31      21027.23                    21210.08
  1997/02/28      21209.46                    21404.79
  1997/03/31      20934.72                    21119.46
  1997/04/30      21108.09                    21296.23
  1997/05/31      21406.77                    21616.53
  1997/06/30      21669.02                    21846.74
  1997/07/31      22285.63                    22451.90
  1997/08/31      22059.11                    22241.52
  1997/09/30      22324.10                    22505.53
  1997/10/31      22451.44                    22650.24
  1997/11/28      22575.55                    22783.42
IMATRL PRASUN   SHR__CHT 19971130 19971217 165925 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Spartan Municipal Income Fund on November 30, 1987. As the chart shows, by November 30, 1997, the value of the investment would have grown to $22,576 - a 125.76% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $22,783 - a 127.83% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in the
opposite direction of interest
rates. In turn, the share price,
return and yield of a fund that
invests in bonds will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)

TOTAL RETURN COMPONENTS
             YEARS ENDED NOVEMBER 30,

      1997   1996                        1995   1994   1993

DIVIDEND RETURN               5.32%   5.30%   6.54%    7.54%    6.33%

CAPITAL APPRECIATION RETURN   1.70%   1.09%   11.41%   -15.28    5.59%
                                                       %

TOTAL RETURN                  7.02%   6.39%   17.95%   -7.74%   11.92%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains paid by the fund are reinvested, if any. DIVIDENDS AND YIELD

PERIODS ENDED NOVEMBER 30, 1997          PAST 1        PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

DIVIDENDS PER SHARE                      4.96(CENTS)   30.40(CENTS)   63.24(CENTS)

ANNUALIZED DIVIDEND RATE                 4.80%         4.85%          5.12%

30-DAY ANNUALIZED YIELD                  4.45%         -              -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD   6.95%         -              -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $12.57 over the past one month, $12.51 over the past six months and $12.36 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
With investor sentiment, shifting
supply/demand conditions and
Federal Reserve Board policymaking
playing key roles, municipal bonds
performed more or less in line with
their taxable counterparts for the
12 months that ended November 30,
1997. The Lehman Brothers Municipal
Bond Index - a broad measure of the
municipal bond market - returned
7.17%, while the Lehman Brothers
Aggregate Bond Index - a
barometer of the taxable bond market
- returned 7.55%. Through much of
the first half of the period, the
supply/demand scenario within the
muni market was favorable: low
supply and high demand that led to
rising municipal bond prices. The
second half, however, saw a large
amount of new issuance come to
market, and while demand remained
strong, it took time for investors to
become acclimated to this new supply.
In the interim, muni bond prices fell.
The cold months of winter contrasted
with what many felt was an
overheating economy ripe for an
inflation appearance. In late March,
the Federal Reserve Board raised a
key short-term interest rate by 0.25%.
While this move was anticipated by
investors, the market nonetheless
reacted negatively. From April through
mid-September, market conditions
were more friendly. Favorable
economic data soothed inflationary
concerns, while the Fed's reluctance to
raise rates further was another
positive influence. High supply and
low demand resulted in a sub-par
performance for muni bonds in
September and October, but Asian
volatility toward the end of the period
changed momentum. Currency
devaluations meant prices of Asian
goods would become cheaper, further
decreasing the likelihood of
inflation.
An interview with David Murphy, Portfolio Manager of Spartan Municipal
Income Fund
Q. HOW DID THE FUND PERFORM, DAVID?
A. Pretty well. For the 12-month period that ended November 30, 1997, the fund had a total return of 7.02%. To get a sense of how the fund did relative to its competitors, the general municipal debt funds average returned 6.88% for the same 12-month period, according to Lipper Analytical Services. Additionally, the Lehman Brothers Municipal Bond Index - which is a broad measure of the performance of the municipal bond market - returned 7.17% for the same one-year period.
Q. WHAT WERE SOME OF THE KEY ELEMENTS OF YOUR STRATEGY?
A. In terms of the way the fund's investments were allocated among bonds with various maturities, I focused on bonds with maturities between eight and 15 years. I did that because the yield curve - which is a graphical representation of bond yields by ascending maturity dates - was flat beyond 15 years. Up to about a 15-year maturity, an investor was paid an appropriate amount of additional income for each additional year of maturity. It is this additional income that compensates the investor for the additional risk taken on by investing in the long-maturity part of the market. But for bonds with maturities longer than 15 years, the extra income for each successive year was not, in my opinion, attractive enough given the level of risk inherent in these long-term bonds. Another key strategy was that I kept the fund's duration, which measures its sensitivity to changing interest rates, neutral relative to the municipal bond market as a whole, as represented by the Lehman Brothers Municipal Bond Index. By doing so, the fund avoids getting whipsawed by becoming bullish or bearish about the direction of interest rates at the wrong time.
Q. WHAT WERE SOME OF THE FUND'S BEST PERFORMERS DURING THE PERIOD?
A. Several holdings issued by the Massachusetts Industrial Finance Agency on behalf of health care organizations performed particularly well. One of these, Atlanticare Medical Center, was boosted on the news that it would be taken over by a subsidiary of the Partners Group, one of the dominant health care providers in the greater Boston area. Other good performers were bonds issued for the Massachusetts Biomedical Research Corp. They did well because more investors became better-informed about the facility's positive financial performance. Additionally, the fund's holdings in bonds issued in the state of New York - which made up 15.3% of investments at the end of the period - were winners. The state's finances improved, driven in part by the strength of the securities industry, which is an important contributor to New York's tax revenues. In recognition of this improvement, Standard & Poor's - one of the municipal bond credit rating agencies - recently upgraded the credit rating of some of the state's agencies, which was a positive for the price of the fund's state-agency holdings. Likewise, general obligation bonds issued by New York City also performed well. The city's economy continued to expand and tax revenues rose. I especially liked the fact that the city has been conservative in its budgeting, not relying on a continuation of a dramatic boost from Wall Street next year. Furthermore, because the city now uses a new financing vehicle - the Transitional Finance Authority - to raise money for capital construction projects, there probably will be a dramatic decline in the amount of New York City general obligation bonds issued in the near term.
Q. WERE THERE ANY DISAPPOINTMENTS DURING THE PERIOD?
A. There wasn't much improvement in the price of bonds issued by Michigan Health Care Corporation, which has been mired in bankruptcy since 1995. Fortunately, the fund's investments in these bonds were small, so they weren't a major detractor from the fund's performance.
Q. DURING THE PAST SIX MONTHS, THERE WAS A SMALL INCREASE IN THE FUND'S ELECTRIC UTILITY REVENUE POSITION. GIVEN THAT THE ELECTRIC INDUSTRY IS UNDER PRESSURE FROM THE THREAT OF INCREASED COMPETITION, WHAT FACTORS DO YOU LOOK FOR WHEN SELECTING THESE BONDS?
A. The electric utility industry is in the early stages of a transformation from an environment where electric providers enjoy monopolistic strongholds on a given service area to one where competition will reign. With that in mind, I have focused on electric utilities that are either well-prepared to deal with increased competition or those that I believe can meet competitive challenges down the road, but have been severely penalized by the market today.
Q. WHAT'S AHEAD FOR THE MUNICIPAL MARKET?
A. During the past several years, the amount of outstanding municipal bonds has shrunk considerably. In the first half of 1997, the low supply helped the municipal market outperform the taxable bond market. I expect supply will increase next year. The question is, will there be enough demand to digest that supply? In my view, that will depend on how investors perceive the attractiveness of municipals relative to other fixed-income alternatives and especially to equity investments. THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

DAVID MURPHY ON MUNICIPAL
BOND SUPPLY:
"The supply of municipal bonds is
a significant factor in their
performance. During the past six
months, interest rates have declined
fairly significantly. Falling interest
rates have prompted municipal
bond issuers to refund, or
refinance, their older debt at
current low interest rates, much in
the same fashion that homeowners
refinance their mortgages when
they see an opportunity to lower
their interest costs. As a result of a
recent increase in the supply of
municipal bonds, their prices
tended to lag U.S. Treasuries during
the final months of the period. If
interest rates stay at current low
levels, or fall further, I think that the supply of issued municipal bonds will continue to expand, perhaps dramatically. This would, in my opinion, lead to further underperformance of municipals relative to U.S. Treasuries. But if there is a significant decline in the U.S. stock market, more investor dollars could be reallocated to municipals, helping to bolster that market."

NOTE TO SHAREHOLDERS: Effective
January 31, 1998, George Fischer
will become manager of the fund.
Fischer joined Fidelity in 1989 and
manages several Fidelity and
Spartan municipal income funds.
FUND FACTS
GOAL: a high level of income
free from federal tax
FUND NUMBER: 037
TRADING SYMBOL: FHIGX
START DATE: December 1, 1977
SIZE: as of November 30,
1997, more than $2.3 billion
MANAGER: David Murphy,
since 1995; manager, various
Fidelity and Spartan municipal
income funds; joined Fidelity
in 1989
(checkmark)
INVESTMENT CHANGES


TOP FIVE STATES AS OF NOVEMBER 30, 1997
                % OF FUND'S    % OF FUND'S INVESTMENTS
                INVESTMENTS    IN THESE STATES
                               6 MONTHS AGO

NEW YORK        15.3           16.7

CALIFORNIA      12.9           13.3

TEXAS           10.7           8.3

MASSACHUSETTS   8.9            9.0

ILLINOIS        5.9            6.5

TOP FIVE SECTORS AS OF NOVEMBER 30, 1997
                     % OF FUND'S    % OF FUND'S INVESTMENTS
                     INVESTMENTS    IN THESE SECTORS
                                    6 MONTHS AGO

GENERAL OBLIGATION   29.9           27.2

ELECTRIC REVENUE     14.0           12.6

TRANSPORTATION       11.1           10.3

HEALTH CARE          9.6            10.6

SPECIAL TAX          8.9            10.2

AVERAGE YEARS TO MATURITY AS OF NOVEMBER 30, 1997
               6 MONTHS AGO

YEARS   12.6   12.9

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF NOVEMBER 30, 1997
              6 MONTHS AGO

YEARS   6.9   7.1

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF NOVEMBER 30, 1997 AS OF MAY 31, 1997
AAA 46.6%
AA, A 35.4%
BAA 13.0%
CAA, C 0.3%
NON-RATED 1.8%
SHORT-TERM
INVESTMENTS 2.9%
AAA 43.1%
AA, A 35.9%
BAA 16.2%
CAA, C 0.4%
NON-RATED 0.8%
SHORT-TERM
INVESTMENTS 3.6%
ROW: 1, COL: 1, VALUE: 45.3
ROW: 1, COL: 2, VALUE: 33.4
ROW: 1, COL: 3, VALUE: 13.0
ROW: 1, COL: 4, VALUE: 1.6
ROW: 1, COL: 5, VALUE: 2.8
ROW: 1, COL: 6, VALUE: 3.9
ROW: 1, COL: 1, VALUE: 42.0
ROW: 1, COL: 2, VALUE: 34.0
ROW: 1, COL: 3, VALUE: 16.2
ROW: 1, COL: 4, VALUE: 1.4
ROW: 1, COL: 5, VALUE: 1.8
ROW: 1, COL: 6, VALUE: 4.6
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A
PERCENTAGE OF THE FUND'S INVESTMENTS.
INVESTMENTS NOVEMBER 30, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


MUNICIPAL BONDS - 97.1%
 MOODY'S  PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
ALABAMA - 0.5%
Alabama Bldg. Renovation Fin. Auth.
Rev. 7.45% 9/1/11  A $ 3,000 $ 3,296
Alabama Mental Health Fin. Auth. Spl.
Tax Rev. 7.375% 5/1/09
(Pre-Refunded to 5/1/99 @ 102) (i)  A  3,000  3,191
Mobile Wtr. & Swr. Commissioners Wtr. & Swr.
Rev. Rfdg. 6.50% 1/1/09  A  4,600  4,991
  11,478
ALASKA - 1.8%
Alaska Student Loan Corp.
Student Loan Rev. Series A:
 (State Assisted):
  6% 7/1/04 (AMBAC Insured) (b)  Aaa  2,000  2,103
   5.90% 7/1/03 (AMBAC Insured) (b)  Aaa  1,070  1,122
  7.30% 7/1/00 (AMBAC Insured) (b)  Aaa  4,200  4,520
  5.55% 7/1/03 (AMBAC Insured) (b)  Aaa  1,300  1,359
  5.65% 7/1/04 (AMBAC Insured) (b)  Aaa  1,300  1,367
  5.15% 7/1/05 (AMBAC Insured) (b)  Aaa  1,500  1,538
North Slope Borough Gen. Oblig.:
(Cap. Appreciation) Series A:
 0% 6/30/01 (MBIA Insured)  Aaa  5,000  4,280
  0% 6/30/01 (MBIA Insured)  Aaa  1,400  1,199
 (Cap. Appreciation) Series B:
 0% 1/1/02 (MBIA Insured)  Aaa  16,000  13,340
  0% 1/1/03 (MBIA Insured)  Aaa  9,000  7,144
  0% 6/30/05 (FSA Insured)  Aaa  2,500  1,738
 Series B, 7.50% 6/30/01 (FSA Insured)  Aaa  2,000  2,213
  41,923
ARIZONA - 1.6%
Chandler Gen. Oblig.:
Rfdg. (Cap. Appreciation):
 0% 7/1/05 (FGIC Insured)  Aaa  5,700  4,004
  0% 7/1/06 (FGIC Insured)  Aaa  5,700  3,812
  0% 7/1/07 (FGIC Insured)  Aaa  5,700  3,620
  0% 7/1/08 (FGIC Insured)  Aaa  1,700  1,020
 Unltd. Tax:
 7.375% 7/1/09 (FGIC Insured)  Aaa  1,000  1,238
  4.375% 7/1/13 (FGIC Insured)  Aaa  1,000  926
Maricopa County Gen. Oblig. Unltd. Tax Series C,
8.90% 7/1/99 (Escrowed to Maturity) (i)  A2  3,950  4,236
Maricopa County Hosp. Rev. Rfdg.
(Sun Health Corp.) 5.40% 4/1/05  Baa1  2,435  2,484
MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
ARIZONA - CONTINUED
Maricopa County Ind. Dev. Auth. Hosp. Facs.
Rev. Rfdg. (Samaritan Health Svcs.) Series A,
7% 12/1/16 (MBIA Insured)  Aaa $ 2,000 $ 2,438
Phoenix Gen. Oblig. Unltd. Tax Rfdg. 6% 7/1/02  Aa1  1,840  1,970
Pima County Ctfs. of Prtn.:
4.75% 1/1/04 (MBIA Insured)  Aaa  2,060  2,099
 4.90% 1/1/06 (MBIA Insured)  Aaa  2,000  2,048
Pima County Unified School Dist. (Tucson Proj. of
1989) Series G, 8% 7/1/04 (MBIA Insured)  Aaa  2,000  2,418
Tucson Ltd. Tax Rfdg. 7.50% 7/1/01  Aa3  2,525  2,796
Tucson Wtr. Rev. Series D:
9.75% 7/1/07  A1  500  694
 9.75% 7/1/08  A1  500  709
 9.75% 7/1/09  A1  750  1,083
  37,595
ARKANSAS - 0.7%
Arkansas Dev. Fin. Auth. Rev. (Cap. Asset)
Series B, 7.10% 3/1/08  A  4,500  4,905
Arkansas State College Savings
(Cap. Appreciation) Series A:
 0% 6/1/03  Aa3  1,280  1,000
  0% 6/1/04  Aa3  1,110  824
North Little Rock Elec. Rev. Rfdg. Series A,
6.50% 7/1/10 (MBIA Insured)  Aaa  3,840  4,483
Pulaski County Health Facs. Board Rev. Rfdg.
(Sisters Charity Nazareth - St. Vincents
Infirmary) 6.05% 11/1/09 (MBIA Insured)  Aaa  1,750  1,951
Rogers Sales & Use Tax Rev. 5% 11/1/15  A1  2,000  2,038
  15,201
CALIFORNIA - 12.9%
California Edl. Facs. Auth. Rev. (Stanford Univ.)
Series N, 5.20% 12/1/27  Aaa  5,400  5,380
California Hsg. Fin. Agcy. Rev. (Home Mtg.
Single Family) (Cap. Appreciation)
Series 1983 A, 0% 2/1/15  Aa2  187  37
California Hsg. Fin. Agcy. Rev. (Home Mtg.):
Rfdg. Series A:
 5.30% 8/1/14 (MBIA Insured)  Aaa  870  894
  5.70% 8/1/16 (MBIA Insured)  Aaa  2,100  2,155
 Series G:
 5.90% 2/1/09 (MBIA Insured) (b)  Aaa  1,000  1,054
  5.90% 8/1/09 (MBIA Insured) (b)  Aaa  2,000  2,108
 Series R, 6.15% 8/1/27 (MBIA Insured) (b)  Aaa  3,000  3,158
California Poll. Cont. Fing. Auth. Resource
Recovery Rev. (Waste Mgmt., Inc.) Series A,
7.15% 2/1/11 (b)  Baa1  5,235  5,700
MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
CALIFORNIA - CONTINUED
California Rural Home Mtg. Fin. Auth. Lease Rev.
(Rural Lease Purp.) Series A, 4.45% 8/1/01
(MBIA Insured)  Aaa $ 9,000 $ 9,101
California Gen. Oblig.:
(Various Purp.) 6.25% 10/1/19  A1  16,060  17,485
 7% 8/1/04  A1  2,000  2,283
 7% 3/1/06  A1  1,365  1,590
 7% 10/1/06  A1  8,975  10,545
 7% 10/1/09  A1  1,000  1,195
 6.30% 9/1/10  A1  4,000  4,540
 5.25% 10/1/13  A1  5,000  5,050
 5.25% 10/1/17  A1  1,500  1,500
 4.75% 9/1/18 (FSA Insured)  Aaa  4,040  3,757
 5.125% 10/1/27  A1  4,650  4,522
California Pub. Wks. Board Lease Rev.:
Rfdg:
 (California Commty. Colleges) Series D:
  5.375% 3/1/11  A  3,000  3,071
   5.375% 3/1/12  A  1,500  1,530
  (Dept. of Corrections State Prison, Monterey
  County/Soledad II) Series D,
  5.375% 11/1/13  A  2,500  2,541
  (Library & Courts Annex Bldg.) Series A,
  5.375% 12/1/10  A  5,000  5,156
  (Secretary of State) Series A, 6% 5/1/13  A1  3,500  3,697
  (Various California State Univ. Projs.) Series A:
  5.50% 6/1/14  Aa3  5,500  5,761
   5.50% 6/1/10  Aa3  18,250  19,277
 (Commty. College Proj.) Series A, 6% 10/1/14  A  5,000  5,313
 (Dept. of Corrections State Prison,
 Susanville) Series D, 5.375% 6/1/18  A  1,500  1,493
 (Various California State Univ. Projs.)
 Series A, 5.25% 12/1/13  A  3,750  3,755
California Statewide Commtys. Dev. Corp. Ctfs.
of Prtn. (J. Paul Getty Trust) 5% 10/1/23  Aaa  5,195  4,948
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. Rfdg.
(Wtr. Sys. Impt. Proj.) Series A,
7.25% 8/1/09 (MBIA Insured)  Aaa  1,800  2,187
Duarte Ctfs. of Prtn. (City of Hope Med. Ctr.)
6.25% 4/1/23  Baa1  15,750  16,498
East Bay Muni. Util. Dist. Wtr. Sys. Rev. Rfdg.
6.10% 6/1/07  A1  1,250  1,348
MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
CALIFORNIA - CONTINUED
Encinitas Union School Dist. (Cap. Appreciation):
0% 8/1/05 (MBIA Insured)  Aaa $ 1,500 $ 1,059
 0% 8/1/06 (MBIA Insured)  Aaa  1,000  670
 0% 8/1/07 (MBIA Insured)  Aaa  1,500  951
 0% 8/1/08 (MBIA Insured)  Aaa  1,250  747
Long Beach Hbr. Rev.:
8.50% 5/15/03 (MBIA Insured) (b)  Aaa  6,235  7,435
 8% 5/15/04 (MBIA Insured) (b)  Aaa  6,305  7,519
 6% 5/15/06 (MBIA Insured) (b)  Aaa  3,000  3,289
 5.125% 5/15/18 (b)  Aa3  5,000  4,831
 Rfdg. Series A, 6% 5/15/13
 (FGIC Insured) (b)(j)  Aaa  4,700  5,094
Los Angeles County Metropolitan Trans. Auth.
Rev. Rfdg.:
 (Gen. Union Station) Series A,
  5.20% 7/1/12 (FSA Insured)  Aaa  4,355  4,409
   (Sales Tax) 5.625% 7/1/13 (MBIA Insured)  Aaa  3,380  3,524
Los Angeles County Pub. Wks. Fing. Auth. Lease
Rev. (Multiple Cap. Facs. Proj. #4)
4.75% 2/1/10 (MBIA Insured)  Aaa  6,000  5,850
Metropolitan Wtr. Dist. Southern California Wtrwks.:
Rev. Series A, 5.75% 7/1/21 (MBIA Insured)  Aaa  2,000  2,075
 Rev. Rfdg. Series B, 4.75%
 7/1/21 (MBIA Insured)  Aaa  8,770  8,112
Northern California Pwr. Agcy. Pub. Pwr. Rev.
Rfdg. (Geothermal Proj. #3) Series A, 5.80%
7/1/09 (AMBAC Insured)  Aaa  6,000  6,548
San Diego County Reg'l. Trans. Commission Sales
Tax Rev. Second Sr. Series A,
6.25% 4/1/02 (FGIC Insured)  Aaa  1,100  1,187
San Francisco Bldg. Auth. Lease Rev.
(Dept. Gen. Svcs. Lease)
Series A, 5% 10/1/13  A  5,500  5,369
San Francisco City & County Arpts. Commission
Int'l. Arpt. Rev. 2nd Series:
 Rfdg. Issue 1, 6.20% 5/1/05 (AMBAC Insured)  Aaa  2,330  2,537
  Issue 10A, 5.50% 5/1/13 (MBIA Insured) (b)  Aaa  5,955  6,052
  Issue 10A, 5.55% 5/1/14 (MBIA Insured) (b)  Aaa  5,875  5,970
San Francisco City & County Swr. Rev. Rfdg.
5.90% 10/1/08 (AMBAC Insured)  Aaa  10,000  10,700
MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
CALIFORNIA - CONTINUED
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.
Rfdg. (Cap. Appreciation) Series A,
0% 1/15/02  Baa3 $ 8,000 $ 6,690
Santa Margarita/Dana Point Auth. Rev. Rfdg.
(Impt. Dist. 3&3A, 4&4A) Series B, 7.25%
8/1/08 (MBIA Insured)  Aaa  1,770  2,150
Santa Rosa Wastewtr. Rev. Rfdg. & Sub-Reg'l.
Wastewtr. Proj. Series A, 4.75% 9/1/16
(FGIC Insured)  Aaa  4,000  3,745
South Orange County Pub. Fing. Auth.
Spl. Tax Rev.:
 Rfdg. Series A, 7% 9/1/11 (MBIA Insured)  Aaa  3,490  4,192
  (Foothill Area) Series C:
  7.50% 8/15/07 (FGIC Insured)  Aaa  2,500  3,059
   8% 8/15/08 (FGIC Insured)  Aaa  2,500  3,184
Southern California Pub. Pwr. Auth. Pwr. Proj.
Rev. Rfdg. (Mead Adelanto Proj.) Series A,
4.875% 7/1/20 (AMBAC Insured)  Aaa  1,500  1,393
Southern California Pub. Pwr. Auth. Pwr. Proj.
Rev. Rfdg. (Mead Phoenix Proj.) Series A,
4.875% 7/1/20 (AMBAC Insured)  Aaa  4,640  4,309
Univ. of California Rev. (Multiple Purp. Projs.)
Series D, 6.10% 9/1/10 (MBIA Insured)
(Pre-Refunded to 9/1/02 @ 102) (i)  Aaa  2,000  2,190
Upland Ctfs. of Prtn. Rfdg. (San Antonio
Commty. Hosp.) 5% 1/1/18  A  3,000  2,816
West & Central Basin Fin. Auth. Rev. Rfdg. Series C:
5.20% 8/1/07 (AMBAC Insured)  Aaa  5,800  6,032
 5.25% 8/1/08 (AMBAC Insured)  Aaa  6,100  6,306
  298,623
COLORADO - 4.4%
Arapahoe County Cap. Impt. Trust Fund Hwy. Rev.
(Cap. Appreciation):
 Series C, 0% 8/31/15
  (Pre-Refunded to 8/31/05 @ 48.618) (i)  Aaa  13,000  4,388
  Series E, 0%, 8/31/26
  (Pre-Refunded to 8/31/05 @ 20.863) (i)  Aaa  170,700  24,751
Aurora Wtr. Unltd. Tax Rfdg. 4.75% 11/1/14  A1  3,040  2,892
Colorado Health Facs. Auth. Rev. Rfdg.
(Rocky Mountain Adventist):
 6.25% 2/1/04  Baa2  2,500  2,653
  6.625% 2/1/13  Baa2  6,500  6,914
  6.625% 2/1/22  Baa2  4,700  4,959
MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
COLORADO - CONTINUED
Colorado Health Facs. Auth. Hosp. Sys. Rev.
(Swedish Med. Ctr.) Series A, 7.25% 10/1/08
(Pre-Refunded to 10/1/00 @ 102) (i)  Aaa $ 1,000 $ 1,099
Colorado Springs Arpt. Rev. (Cap. Appreciation)
Series C:
 0% 1/1/02 (MBIA Insured)  Aaa  1,550  1,300
  0% 1/1/04 (MBIA Insured)  Aaa  1,530  1,163
  0% 1/1/09 (MBIA Insured)  Aaa  1,655  964
  0% 1/1/10 (MBIA Insured)  Aaa  1,500  823
Denver City & County Arpt. Rev.:
(Cap. Appreciation) Series A:
 0% 11/15/02 (MBIA Insured) (b)  Aaa  4,900  3,908
  0% 11/15/05 (MBIA Insured) (b)  Aaa  3,000  2,040
 (Cap. Appreciation) Series D:
 0% 10/15/03 (MBIA Insured) (b)  Aaa  5,000  3,794
  0% 11/15/04 (MBIA Insured) (b)  Aaa  7,500  5,391
  0% 11/15/05 (MBIA Insured) (b)  Aaa  3,000  2,040
 Rfdg. Series D, 5% 11/15/98 (b)  Baa1  6,700  6,751
 Series A:
 6.90% 11/15/98 (b)  Baa1  7,250  7,432
  7% 11/15/99 (b)  Baa1  3,000  3,143
 Series D:
 7% 11/15/25 (Pre-Refunded
  11/15/01 @ 100) (b)(i)  Baa1  520  567
  7% 11/15/25 (b)  Baa1  1,980  2,126
Highlands Ranch Metropolitan Dist. #2 Rfdg.:
5.50% 6/15/00 (FSA Insured)  Aaa  1,725  1,781
 6% 6/15/03 (FSA Insured)  Aaa  2,050  2,219
Jefferson County Ctfs. of Prtn. Rfdg.
6.65% 12/1/08 (MBIA Insured)  Aaa  3,000  3,330
Jefferson County Single Family Mtg. Rev. Rfdg.
Series 1991-A, 8.875% 10/1/13
(MBIA Insured)  Aaa  185  198
Univ. of Colorado Rev. Revolving Fund
(Biomedical Research Bldg. Proj.) 7% 6/1/09  A2  5,725  6,376
  103,002
CONNECTICUT - 0.4%
Connecticut Health & Edl. Facs. Auth. Rev.:
Rfdg. (Quinnipiac College) Series D, 6% 7/1/13  -  250  255
 Rfdg. (St. Raphael Hosp.) Series H, 5.30%
 7/1/10 (AMBAC Insured)  Aaa  2,990  3,098
 (New Britain Mem. Hosp.)
 Series A, 7.50% 7/1/06  BBB-  4,345  4,807
  8,160
MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
DISTRICT OF COLUMBIA - 1.6%
District of Columbia Gen. Oblig. Rfdg.:
Series A, 5.875% 6/1/05 (AMBAC Insured)  Aaa $ 2,635 $ 2,826
 Series A-1, 6% 6/1/11 (MBIA Insured)  Aaa  2,000  2,175
 Series B-1, 5.40% 6/1/06 (AMBAC Insured)  Aaa  3,350  3,497
District of Columbia Hosp. Rev. (Hosp. for
Sick Children) Series A, 8.875% 1/1/21  -  9,105  9,970
District of Columbia Redev. Land Agcy. Spl. Tax
Rev.(Washington D.C. Sports Arena):
 5.40% 11/1/00  Baa  1,000  1,019
  5.625% 11/1/10  Baa  5,955  6,052
District of Columbia Rev. Rfdg. (Georgetown Univ.)
Series A, 6% 4/1/18 (MBIA Insured) (j)  Aaa  8,335  8,594
Metropolitan Washington Arpt. Auth. Gen.
Arpt. Rev. Series A, 7.25% 10/1/10
(FGIC Insured) (b)  Aaa  3,000  3,278
  37,411
FLORIDA - 3.7%
Broward County Resource Recovery Rev.
(SES Broward Co. LP South Proj.)
7.95% 12/1/08  A  12,655  13,761
Dade County Aviation Rev. (Miami Int'l Arpt.)
Series B, 6% 10/1/24 (MBIA Insured) (b)  Aaa  3,750  3,984
Florida Board of Ed. Cap. Outlay Rfdg. (Pub. Ed.)
Series D, 4.75% 6/1/17  Aa  5,605  5,283
Florida Division Fin. Dept. Gen. Svcs. Rev.
(Dept. of Natural Resources - Preservation 2000)
Series A, 6.25% 7/1/10 (MBIA Insured)  Aaa  4,750  5,135
Florida Muni. Pwr. Agcy. Rev. Rfdg. (Stanton II Proj.):
4.50% 10/1/16 (AMBAC Insured)  Aaa  3,000  2,738
 4.50% 10/1/27 (AMBAC Insured)  Aaa  6,000  5,280
Jacksonville Elec. Auth. Rev.:
Series 73, 6.80% 7/1/12
 (Escrowed to Maturity) (i)  Aaa  3,000  3,435
 6% 7/1/01 (Escrowed to Maturity) (i)  Aaa  4,145  4,306
Jacksonville Health Facs. Auth. Ind. Dev. Rev. Rfdg.
(Cypress Village Proj./Nat'l. Benevolent
Assoc.) 7% 12/1/22  Baa1  2,000  2,200
Jacksonville Port Auth. Rev. Rfdg. (Port Facs.)
5.75% 11/1/09 (MBIA Insured) (b)  Aaa  1,000  1,078
Lakeland Elec. & Wtr. Rev. Rfdg.
6.50% 10/1/05 (FGIC Insured)  Aaa  5,000  5,668
MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
FLORIDA - CONTINUED
Orange County Tourist Dev. Tax Rev. Rfdg.
Series A, 6.50% 10/1/10 (AMBAC Insured)  Aaa $ 5,000 $ 5,525
Orlando Util. Commission Wtr. & Elec. Rev.
Series B, 5.25% 10/1/23  Aa2  5,465  5,363
Pasco County Solid Waste Disp. & Resource
Recovery Sys. Rev. Rfdg.:
 6% 4/1/08 (AMBAC Insured) (b)(j)  AAA  5,000  5,363
  6% 4/1/09 (AMBAC Insured) (b)(j)  AAA  5,090  5,453
Tampa Cap. Impt. Prog. Rev. Series A,
8.25% 10/1/18  AA  10,000  10,300
  84,872
GEORGIA - 0.9%
Atlanta Downtown Dev. Auth. Rev. Rfdg.
(Underground Atlanta Proj.):
 6.25% 10/1/12  Aa3  2,500  2,669
  6.25% 10/1/16  Aa3  3,000  3,188
Fulton County School Dist. Rfdg. 6.375% 5/1/14 Aa3 2,000 2,305 Georgia Gen. Oblig. Series B:
Impt. 7.20% 3/1/05  Aaa  3,000  3,495
 6.10% 3/1/05  Aaa  2,000  2,205
 6.25% 4/1/03  Aaa  5,500  6,022
Georgia Residential Fin. Auth. Home Ownership
Mtg. (Cap. Appreciation) Series 1984 B,
0% 12/1/15  Aa2  13,615  1,900
  21,784
HAWAII - 0.9%
Hawaii Gen. Oblig. Series CM:
5% 12/1/00 (FGIC Insured)  Aaa  4,860  4,969
 5.50% 12/1/02 (FGIC Insured)  Aaa  2,625  2,763
Hawaii Arpts. Sys. Rev. 2nd Series, 7.50% 7/1/20
(FGIC Insured) (b)  Aaa  1,500  1,637
Hawaii Hsg. Fin. & Dev. Corp. Single Family Mtg.
Rev. Series A, 4.90% 7/1/28 (b)  Aa1  3,500  3,535
Honolulu City & County Rfdg. Series C,
5.50% 11/1/04 (FGIC Insured)  Aaa  7,135  7,554
  20,458
IDAHO - 0.4%
Boise Urban Renewal Agcy. Parking Rev.
(Tax Increment) Series A, B, C,
8.125% 9/1/15  BBB+  2,600  2,685
MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
IDAHO - CONTINUED
Idaho Falls Elec. Rfdg.:
0% 4/1/06 (FGIC Insured)  Aaa $ 2,000 $ 1,365
 0% 4/1/07 (FGIC Insured)  Aaa  2,500  1,622
 0% 4/1/13 (FGIC Insured)  Aaa  1,500  690
Idaho Hsg. Agcy. Single Family Mtg.
Series 1991 B, 7.50% 7/1/24 (b)  AA  1,785  1,892
  8,254
ILLINOIS - 5.4%
Chicago Board of Ed. (Chicago School Reform):
6.25% 12/1/09 (MBIA Insured)  Aaa  4,750  5,367
 6.25% 12/1/11 (MBIA Insured)  Aaa  1,000  1,121
Chicago Gen. Oblig. Rfdg. Series B:
5% 1/1/11 (AMBAC Insured)  Aaa  2,200  2,192
 5.125% 1/1/15 (AMBAC Insured)  Aaa  2,250  2,236
Chicago Midway Arpt. Rev. Series B:
6% 1/1/08 (MBIA Insured) (b)  Aaa  2,170  2,344
 6% 1/1/10 (MBIA Insured) (b)  Aaa  2,435  2,593
 6.125% 1/1/11 (MBIA Insured) (b)  Aaa  2,580  2,761
 5.25% 1/1/13 (MBIA Insured) (b)  Aaa  2,910  2,885
 5.25% 1/1/14 (MBIA Insured) (b)  Aaa  3,060  3,022
Chicago Motor Fuel Tax Rev. Rfdg. Series A,
5.375% 1/1/14 (AMBAC Insured)  Aaa  4,000  4,090
Chicago O'Hare Int'l. Arpt. Spl. Facs.
Rev. Series A:
 Rfdg. (Int'l. Term.) 7.50% 1/1/17 (b)  A  4,500  4,804
  (Gen. Arpt. Proj.):
  6.375% 1/1/15 (MBIA Insured)  Aaa  8,200  8,917
   5.50% 1/1/16 (AMBAC Insured) (b)  Aaa  10,000  10,075
  (United Airlines, Inc.) 8.25% 5/1/99 (b)  Baa2  1,970  2,056
Chicago Park Dist. Rfdg. 6.25% 1/1/09
(FGIC Insured)  Aaa  3,000  3,353
Chicago Residential Mtg. Rev. Rfdg.
(Cap. Appreciation) Series B, 0%
10/1/09 (MBIA Insured)  Aaa  4,760  2,100
Chicago Wtr. Rev. 0% 11/1/01 (FGIC Insured)  Aaa  1,960  1,654
DeKalb Single Family Mtg. Rev. Series A,
7.45% 12/1/09 (GNMA Coll.) (b)  Aaa  1,485  1,637
Illinois Health Facs. Auth. Rev.:
Rfdg.:
 (Lutheran Gen. Health Care Sys.) Series C:
  7% 4/1/14  A1  1,500  1,757
   6% 4/1/18  A1  3,000  3,180
  (OSF Healthcare Sys.) 6% 11/15/13  A1  5,000  5,231
 (Mem. Hosp.):
 6.875% 5/1/00  BBB  900  927
  7.125% 5/1/10  BBB  4,000  4,270
MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
ILLINOIS - CONTINUED
Lake County Forest Preserve Dist. Unltd. Tax
(Cap. Appreciation):
 0% 12/1/07  Aa2 $ 10,440 $ 6,512
  0% 12/1/08  Aa2  12,505  7,346
Metropolitan Pier & Exposition Auth. Dedicated
Tax Rev. (McCormick Place Expansion Proj.):
 (Cap. Appreciation) Series A:
  0% 6/15/09 (FGIC Insured)  Aaa  12,175  6,864
   0% 6/15/10 (FGIC Insured)  Aaa  7,250  3,843
   0% 6/15/12 (FGIC Insured)  Aaa  250  204
   0% 6/15/12 (FGIC Insured)
   (Pre-Refunded 6/15/03 @ 102) (i)  Aaa  11,570  9,862
  (Cap. Appreciation) 0% 6/15/00
  (AMBAC Insured)  Aaa  2,700  2,417
  6.50% 6/15/07 (FGIC Insured)  Aaa  95  105
  Series A, 5.25% 12/15/10  Aaa  7,450  7,618
Northern Illinois Univ. Rev. Auxiliary Facs. Sys.
Rfdg. 6% 4/1/02 (FGIC Insured)  Aaa  1,000  1,058
  124,401
INDIANA - 0.2%
Indiana Health Facs. Fing. Auth. Hosp. Rev.
Rfdg. (Columbus Reg'l. Hosp.) 7% 8/15/15
(FSA Insured)  Aaa  500  591
Indianapolis Econ. Dev. Rev. Rfdg. & Impt.
(Nat'l. Benevolent Assoc.) 7.625% 10/1/22  Baa1  3,000  3,353
Indianapolis Resource Recovery Rev. Rfdg.
(Ogden Martin Sys. Inc. Proj.) 6.75% 12/1/06
(AMBAC Insured)  Aaa  1,000  1,145
  5,089
KANSAS - 0.6%
Johnson County Unified School Dist. #512
(Shawnee Mission):
 8% 10/1/03  Aa1  1,015  1,204
  8% 10/1/04  Aa1  1,225  1,482
  8% 10/1/05  Aa1  1,250  1,536
Kansas City Util. Sys. Rev. (Cap. Appreciation):
0% 9/1/10 (AMBAC Insured)
 (Escrowed to Maturity) (i)  Aaa  3,825  2,022
 0% 9/1/10 (AMBAC Insured)  Aaa  2,865  1,511
Kansas Dept. Trans. Hwy. Rev. 7.25% 3/1/05  Aa  4,750  5,553
Reno County Mtg. Rev. Rfdg. (Single Family)
Series B, 8.70% 9/1/11  Aa  575  622
  13,930
MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
KENTUCKY - 0.8%
Jefferson County Cap. Projs. Corp. Rev.
Rfdg. (Muni. Multiple Lease)
Series A, 0% 8/15/11  A1 $ 5,250 $ 2,546
Kentucky Tpk. Auth. Econ. Dev. Road Rev. Rfdg.
(Revitalization) (Cap. Appreciation)
0% 1/1/02 (FGIC Insured)  Aaa  7,760  6,490
Owensboro Elec. Lt. & Pwr. Rev. Series B:
Rfdg. 0% 1/1/08 (AMBAC Insured)  Aaa  600  369
 0% 1/1/07 (AMBAC Insured)  Aaa  10,000  6,500
 0% 1/1/10 (AMBAC Insured)  Aaa  4,000  2,180
  18,085
LOUISIANA - 0.9%
Louisiana Gen. Oblig. Series A:
6.75% 5/15/03 (MBIA Insured)  Aaa  4,000  4,460
 6.75% 5/15/04 (MBIA Insured)  Aaa  5,865  6,613
Louisiana Offshore Term. Auth. Deep Wtr. Rev.:
Series E, 7.60% 9/1/10  Baa1  1,095  1,196
 Series E, 7.60% 9/1/10
 (Pre-Refunded to 9/1/00 @ 102) (i)  Baa1  1,205  1,329
Monroe-West Monroe Pub. Trust Fing. Auth.
Mtg. Rev. Rfdg. (Cap. Appreciation)
Series C, 0% 8/20/14  AA-  9,000  3,566
St. John Baptist Parish Sales Tax Dist. Rfdg.
Series 1989, 7.80% 12/1/14  Baa  2,700  2,926
  20,090
MARYLAND - 0.6%
Baltimore Consolidated Pub. Impt. Rfdg. Series A,
7.25% 10/15/05 (FGIC Insured)  Aaa  3,100  3,666
Howard County Mtg. Rev. (Heartlands Elderly
Apts. Proj.) 8.875% 12/1/10 (MBIA Insured)
(FHA Guaranteed)  Aaa  250  270
Maryland Commty. Dev. Admin. Dept. of Hsg. &
Commty. Dev. Rfdg. (Single Family Hsg.)
Series B, 5.05% 9/1/19 (b)  Aa2  2,500  2,544
Maryland Health & Higher Edl. Facs. Auth. Rev.
Rfdg. (Johns Hopkins Univ.):
 5.25% 7/1/16 (j)  Aa2  3,000  2,970
  5.25% 7/1/17 (j)  Aa2  3,000  2,950
Prince George's County Solid Waste Mgmt. Sys.
Rev. Rfdg. 5.25% 6/15/13 (FSA Insured)  Aaa  1,500  1,515
  13,915
MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
MASSACHUSETTS - 8.9%
Boston Rev. (Boston City Hosp.) Series A:
Rfdg. 7.15% 8/15/01 (FHA Guaranteed)
 (Pre-Refunded to 8/15/00 @ 102) (i)  Aaa $ 1,500 $ 1,641
 7.625% 2/15/21 (FHA Guaranteed)
 (Pre-Refunded to 8/15/00 @ 102) (i)  Aaa  7,000  7,744
Massachusetts Bay Trans. Auth. Rfdg.
(Gen. Trans. Sys.) Series A, 5.50% 3/1/12  A1  5,000  5,231
Massachusetts Edl. Loan Auth. Edl. Loan Rev. Rfdg.
Issue E, Series B:
 5.75% 7/1/05 (AMBAC Insured) (b)  Aaa  3,090  3,299
  5.85% 7/1/06 (AMBAC Insured) (b)  Aaa  3,680  3,951
  5.95% 7/1/07 (AMBAC Insured) (b)  Aaa  3,980  4,274
  6.05% 7/1/08 (AMBAC Insured) (b)  Aaa  4,115  4,403
  6.15% 7/1/10 (AMBAC Insured) (b)  Aaa  1,650  1,753
  6.25% 7/1/11 (AMBAC Insured) (b)  Aaa  1,000  1,063
  6.30% 7/1/12 (AMBAC Insured) (b)  Aaa  1,000  1,059
Massachusetts Gen. Oblig.:
Consolidated Loan Series A:
 6% 6/1/11
  (Pre-Refunded to 6/1/01 @ 100) (i)  Aaa  1,400  1,481
  5% 1/1/12  A1  4,000  3,965
 Consolidated Loan Series C,
 5.375% 9/1/14 (MBIA Insured)  Aaa  12,000  12,225
 Rfdg. Series A:
 6.25% 7/1/03  A1  9,800  10,707
  6.25% 7/1/04  A1  6,000  6,600
  5.50% 2/1/11 (MBIA Insured)  Aaa  11,095  11,427
Massachusetts Health & Edl. Facs. Auth. Rev.:
Rfdg.:
 (Baystate Med. Ctr.) Series D,
  5% 7/1/12 (FGIC Insured)  Aaa  3,000  2,966
  (Harvard Univ.) Series P, 6.50% 11/1/03  Aaa  1,100  1,236
 (New England Med. Ctr. Hosp.) Series G,
 5.375% 7/1/24 (MBIA Insured)  Aaa  2,000  1,998
Massachusetts Hsg. Fing. Agcy. Hsg. Rev. Rfdg.
Series A, 6.65% 7/1/19 (AMBAC Insured) (b)  Aaa  2,000  2,150
Massachusetts Ind. Fing. Agcy. Rev.:
(Atlanticare Med. Ctr.) Series A,
 10.125% 11/1/14  -  6,600  7,054
 (Massachusetts Biomedical Research)
 Series A-1, 7.10% 8/1/99  A1  225  234
MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
MASSACHUSETTS - CONTINUED
Massachusetts Ind. Fing. Agcy. Rev.: - continued
 (Cap. Appreciation) (Massachusetts
 Biomedical Research) Series A-2:
  0% 8/1/03  A1 $ 23,300 $ 17,940
   0% 8/1/04  A1  5,000  3,663
   0% 8/1/06  A1  26,800  17,587
   0% 8/1/09  -  15,800  8,651
   0% 8/1/10  -  11,000  5,651
Massachusetts Muni. Wholesale Elec. Co. Pwr.
Supply Sys. Rev. Rfdg. Series A, 5% 7/1/10
(AMBAC Insured)  Aaa  3,000  3,011
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys.
Rev.:
 Series A, 5.125% 1/1/23 (MBIA Insured)  Aaa  2,500  2,453
  Series A, 5% 1/1/27 (MBIA Insured)  Aaa  7,000  6,685
  Series B, 5.25% 1/1/17 (MBIA Insured)  Aaa  9,500  9,500
Massachusetts Tpk. Auth. Western Tpk. Rev.
Series A, 5.55% 01/1/17 (MBIA Insured)  Aaa  9,150  9,317
New England Ed. Loan Marketing Corp.
Massachusetts Student Loan Rev. Rfdg.:
 Series A, 5.70% 7/1/05 (b)  A1  18,500  19,308
  Series B, 5.40% 6/1/00  A1  2,500  2,563
  Series G, 5% 8/1/00  A1  2,500  2,541
  Series G, 5.20% 8/1/02  A1  2,000  2,053
  207,384
MICHIGAN - 1.2%
Detroit Convention Facs. Rev. Rfdg. (Cobo Hall
Expansion Proj.) 5.25% 9/30/12  A  3,000  3,011
Detroit Hosp. Fin. Auth. Hosp. Facs. Rev. Rfdg.
(Michigan Health Care Corp. Proj.)
0% 12/1/20 (f)  C  36,710  6,608
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.
Series A, 7.50% 6/1/15  AA+  470  492
 Series A, 7.70% 12/1/16  AA+  1,475  1,536
Michigan Hosp. Fin. Auth. Rev. Rfdg. (Bay Med.
Ctr.) Series A, 8.25% 7/1/12  A3  1,000  1,115
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Rfdg.
(William Beaumont Hosp.) 5.50% 1/1/14  Aa3  3,695  3,792
Univ. of Michigan Rev. Rfdg. (Univ. Hosp. Proj.)
Series A, 5.75% 12/1/12  Aa2  7,750  8,021
MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
MICHIGAN - CONTINUED
Western Townships Util. Auth. Swr. Disp. Sys.:
Ltd. Tax 8.20% 1/1/18  BBB+ $ 2,000 $ 2,113
 Rfdg. (Cap. Appreciation) 0%
 1/1/05 (FSA Insured)  Aaa  2,810  2,027
  28,715
MINNESOTA - 1.7%
Centennial Independent School Dist. #12 Rfdg.
Series B, 4.875% 2/1/12 (FGIC Insured)  Aaa  2,610  2,555
Maplewood Health Care Facs. Rev.
(Healtheast Proj.) 5.80% 11/15/03  Baa3  1,000  1,036
Minneapolis & St. Paul Hsg. & Redev. Auth. Health
Care Sys. Rev. Rfdg. (Healthspan Health Sys. Corp.)
Series A, 4.75% 11/15/18 (AMBAC Insured)  Aaa  7,000  6,570
Minneapolis Gen. Oblig. (Cap. Appreciation)
Series B, 0% 12/1/03  Aaa  1,175  905
Minnesota Hsg. Fin. Agcy. (Single Family Mtg.)
Series B, 5.80% 7/1/25 (b)  Aa2  5,750  5,858
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Rfdg.
Series A, 7.25% 1/1/16  A2  1,700  1,790
Rochester Health Care Facs. Rev. Rfdg.
(Mayo Foundation/Mayo Med. Ctr.):
Series I, 5.90% 11/15/09  AA+  2,000  2,200
 Series I, 5.90% 11/15/10    2,250  2,467
Univ. of Minnesota Rfdg. 4.80% 8/15/03  Aa3  10,000  10,200
Western Minnesota Muni. Pwr.
Agcy. Pwr. Supply Rev. Rfdg.:
 Series A, 5.50% 1/1/11 (AMBAC Insured)  Aaa  3,525  3,675
  Series A, 5.50% 1/1/12 (AMBAC Insured)  Aaa  1,750  1,827
  39,083
MISSISSIPPI - 0.2%
Hinds County Ctfs. of Prtn.
(Welfare Dept. Proj.) 7.75% 3/1/09
(Pre-Refunded to 3/1/99 @ 102) (i)  -  1,095  1,165
Hinds County Rev. Rfdg. (Mississippi Methodist
Hosp. & Rehabilitation) 5.60% 5/1/12
(AMBAC Insured)  Aaa  4,000  4,220
Mississippi Home Corp. Single Family Rev. Rfdg.
Series 1990-A, 9.25% 3/1/12 (FGIC Insured)  Aaa  275  296
  5,681
MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
MONTANA - 0.7%
Montana Board of Investment Payroll Tax
(Workers Compensation Prog.):
 6.875% 6/1/11
  (MBIA Insured) (Escrowed to Maturity) (i) Aaa $ 6,200 $ 7,067 6.875% 6/1/20 (MBIA Insured)
  (Escrowed to Maturity) (i)  Aaa  2,005  2,188
  6.875% 6/1/20 (MBIA Insured)
  (Escrowed to Maturity) (i)  Aaa  1,255  1,370
  6.875% 6/1/20 (MBIA Insured)
  (Escrowed to Maturity) (i)  Aaa  3,870  4,223
Montana Coal Severance Tax Rfdg.
(Broadwater Pwr. Proj.) Series A,
6.875% 12/1/11 (b)  A1  2,000  2,103
  16,951
NEBRASKA - 0.8%
Douglas County Hosp. Auth. #1 Rev.
Rfdg. (Immanuel Med. Ctr., Inc.)
6.90% 9/1/11 (AMBAC Insured)
(Pre-Refunded to 9/1/01 @ 102) (i)  Aaa  3,250  3,599
Nebraska Pub. Pwr. Dist. Rev. Rfdg.
(Pwr. Supply Sys.):
 Series B, 5.25% 1/1/13 (MBIA Insured)  Aaa  6,065  6,088
  Series C, 5% 1/1/10 (MBIA Insured)  Aaa  5,880  5,902
Scotts Bluff County Hosp. Auth. #1 Hosp.
Rev. Rfdg. (Reg'l. West Med. Ctr. Proj.)
6.45% 12/15/04  A3  3,000  3,259
  18,848
NEW HAMPSHIRE - 0.1%
New Hampshire Tpk. Sys. Rev. Rfdg. Series A,
7% 11/1/06 (FGIC Insured)  Aaa  2,500  2,934
NEW JERSEY - 0.9%
Camden County Muni. Util. Auth. Swr. Rev. Rfdg.
6% 7/15/06 (FGIC Insured)  Aaa  1,060  1,171
New Jersey Transit Corp. Series A, 5.40%
9/1/02 (FSA Insured)  Aaa  1,345  1,400
New Jersey Trans. Trust Fund Auth. Rfdg.
(Trans. Sys.):
 Series A, 6% 6/15/04 (AMBAC Insured)  Aaa  7,800  8,523
  Series B, 6.50% 6/15/10 (MBIA Insured)  Aaa  3,000  3,525
New Jersey Wastewtr. Treatment Trust Rev. Rfdg.
Series C, 6.25% 5/15/04 (MBIA Insured)  Aaa  3,475  3,831
MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
NEW JERSEY - CONTINUED
Passaic County Util. Auth. Solid Waste Disp. Rev.
Rfdg. (Cap. Appreciation) 0% 3/1/01
(MBIA Insured)  Aaa $ 3,580 $ 3,119
  21,569
NEW MEXICO - 0.7%
Albuquerque Arpt. Rev.:
Rfdg.:
 6.25% 7/1/03 (AMBAC Insured) (b)  Aaa  1,100  1,191
  6.75% 7/1/10 (AMBAC Insured) (b)  Aaa  1,700  1,964
  6.75% 7/1/12 (AMBAC Insured) (b)  Aaa  1,935  2,242
 Series A, 6.60% 7/1/16 (AMBAC Insured) (b)  Aaa  2,375  2,589
New Mexico Edl. Assistance Foundation Student
Loan Rev. Series B, 5.25% 4/1/05
(AMBAC Insured) (b)  Aaa  5,020  5,120
Univ. of New Mexico Rev. Rfdg. Series A,
6% 6/1/21  A1  3,400  3,761
  16,867
NEW YORK - 15.3%
Metropolitan Trans. Auth. Commuter Facs.
Rev. Series A:
 6% 7/1/16 (FGIC Insured)  Aaa  2,000  2,150
  6% 7/1/21 (FGIC Insured)  Aaa  2,890  3,074
  5.625% 7/1/27 (MBIA Insured)  Aaa  5,000  5,138
Metropolitan Trans. Auth. Svc. Contract
(Commuter Facs.) Series O:
 5.75% 7/1/08  Baa1  1,000  1,063
  5.75% 7/1/08  Baa1  3,840  4,080
  5.75% 7/1/13  Baa1  7,650  8,052
Metropolitan Trans. Auth. Transport Facs. Rev.
Rfdg.:
 Series K, 6.30% 7/1/06 (MBIA Insured)  Aaa  3,500  3,911
  Series K, 6.30% 7/1/07 (MBIA Insured)  Aaa  5,000  5,613
 Series A, 5.75% 7/1/21 (MBIA Insured)  Aaa  3,430  3,580
 Series A, 6.10% 7/1/21 (FSA Insured)  Aaa  5,000  5,363
New York City Gen. Oblig.:
Rfdg.:
  Series A, 7% 8/1/03  Baa1  2,000  2,235
  Series A, 6.375% 8/1/05  Baa1  5,000  5,375
  Series B, 5.50% 8/15/01  Baa1  395  410
  Series B, 5.50% 8/15/01
  (Escrowed to Maturity) (i)  Aaa  5  5
  Series B, 5.70% 8/15/02  Baa1  2,000  2,100
  Series C, 6.50% 8/1/07  Baa1  3,000  3,218
  Series E, 5.40% 2/15/03  Baa1  10,285  10,657
  Series H, 7.875% 8/1/00  Baa1  4,940  5,385
MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
NEW YORK - CONTINUED
New York City Gen. Oblig.: - continued
Rfdg.: - continued
  Series H, 5.50% 8/1/01  Baa1 $ 5,000 $ 5,188
  Series H, 5.40% 8/1/04  Baa1  3,580  3,719
 Series A, 7.75% 8/17/07  Baa1  250  279
 Series A, 6% 8/1/18 (FSA Insured)
 (Escrowed to Maturity) (i)  Aaa  4,900  4,912
 Series B, 7.50% 2/1/02  Baa1  2,000  2,223
 Series B, 7.50% 2/1/03  Baa1  5,000  5,588
 Series B, 7.50% 2/1/04  Baa1  1,500  1,671
 Series C, 6.40% 8/1/03  Baa1  4,120  4,460
 Series F, 8.10% 11/15/99  Baa1  2,000  2,150
 Series F, 6.10% 2/15/02  Baa1  995  1,055
 Series F, 6.10% 2/15/02
 (Escrowed to Maturity) (i)  Aaa  1,495  1,598
 Series G, 5.40% 2/1/01  Baa1  3,000  3,090
 Series G, 5.60% 2/1/02  Baa1  12,595  13,098
 Series H, 6.90% 2/1/01  Baa1  245  263
 Series H, 6.90% 2/1/01
 (Escrowed to Maturity) (i)  Aaa  1,640  1,771
 Series J, 6% 2/15/04  Baa1  3,000  3,206
 Series L, 4.75% 8/1/98  Baa1  11,900  11,968
New York City Muni. Assistance Corp. Rfdg.:
Series E, 6% 7/1/04  Aa2  18,750  20,366
 Series J, 6% 7/1/04  Aa2  2,140  2,325
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr.
Sys. Rev. Series B, 5.875% 6/15/26  A2  1,325  1,376
New York State Dorm. Auth. Rev.
(Suffolk County Judicial Facs.) Series A,
9.50% 4/15/14  Baa1  7,000  8,173
New York State Dorm. Auth. Rev. Rfdg.
(State Univ. Edl. Facs.)
 Series A:
  6.50% 5/15/04  A3  3,000  3,323
   5.25% 5/15/05  A3  1,000  1,036
   5.50% 5/15/08  A3  3,500  3,697
   5.875% 5/15/11  A3  7,000  7,560
   5.50% 5/15/13  A3  19,100  19,648
   5.875% 5/15/17  A3  3,565  3,837
  Series B, 5.25% 5/15/11  A3  8,000  8,110
New York State Dorm. Auth. Rev.
(State Univ. Edl. Facs.) 5.75% 5/15/09  A3  2,465  2,622
MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
NEW YORK - CONTINUED
New York City Trust Cultural Resources Rev.
(American Museum of Nat'l. History) Series A,
5.65% 4/1/27 (MBIA Insured)  Aaa $ 4,550 $ 4,681
New York State Envir. Facs. Corp. Poll. Cont. Rev.
Rfdg. (State Wtr. Revolving Fund) (New York
City Muni. Wtr.) Series A, 5.75% 6/15/12  Aa2  2,000  2,155
New York State Local Gov't. Assistance Corp.:
Rfdg. Series A, 5.375% 4/1/16  A3  11,000  11,014
 Rfdg. Series C, 5.50% 4/1/17  A3  31,600  32,310
 Rfdg. Series E, 6% 4/1/14  A3  8,335  9,085
 Rfdg. Series E, 5.25% 4/1/16  A3  15,575  15,555
 (Cap. Appreciation) Series A, 0% 4/1/08  A3  2,000  1,203
 (Cap. Appreciation) Series B, 0% 4/1/08  A3  5,000  3,006
 Series B, 6% 4/1/18  A3  18,140  18,751
 Series C, 6.50% 4/1/15
 (Pre-Refunded to 4/1/01 @ 100) (i)  A3  4,600  4,922
New York State Thruway Auth. Hwy. & Bridge
Trust Fund Series A, 6.25% 4/1/04
(MBIA Insured)  Aaa  2,345  2,588
New York State Thruway Auth. Gen. Rev. (Spl.
Oblig.) (Cap. Appreciation)
Series A, 0% 1/1/05  BBB  8,500  5,897
New York State Urban Dev. Corp. Rev. Rfdg.
(State Facs.) 5.75% 4/1/11  Baa1  2,300  2,424
Niagara Falls Pub. Impt. 7.50% 3/1/18
(MBIA Insured)  Aaa  500  643
Suffolk County Wtr. Auth. Waterwks. Rev. Rfdg.
5.10% 6/1/09 (MBIA Insured)  Aaa  3,000  3,079
Triborough Bridge & Tunnel Auth. Rev.:
(Convention Ctr. Proj.) Series E,
 7.25% 1/1/10  Baa1  2,325  2,752
 (Gen. Purp.) Series A:
 4.75% 1/1/19  Aa3  3,155  2,907
  5.125% 1/1/22  Aa3  2,075  2,023
 (Gen. Purp.) Series Y, 5.50% 1/1/17  Aa3  10,100  10,555
  355,271
NORTH CAROLINA - 2.2%
North Carolina Eastern Muni. Pwr. Agcy. Pwr.
Sys. Rev. Rfdg.:
 Series A, 6.25% 1/1/03  Baa1  2,000  2,120
  Series B, 6% 1/1/05  Baa1  9,000  9,484
  Series B, 7% 1/1/08  Baa1  20,000  22,875
  Series C, 5.50% 1/1/07  Baa1  5,950  6,128
  Series C, 7% 1/1/07  Baa1  5,000  5,694
MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
NORTH CAROLINA - CONTINUED
North Carolina Muni. Pwr. Agcy. #1 Rev. Rfdg.
(Catawba Elec.) 5.25% 1/1/09 (MBIA Insured)  Aaa $ 4,655 $ 4,841
  51,142
NORTH DAKOTA - 0.4%
Mercer County Poll. Cont. Rev. Rfdg.:
(Antelope Valley Station/Basin Elec. Pwr. Coop.)
 7.20% 6/30/13 (AMBAC Insured)  Aaa  5,000  6,106
 (Montana-Dakota Utils. Co. Proj.)
 6.65% 6/1/22 (FGIC Insured)  Aaa  3,750  4,111
  10,217
OHIO - 1.5%
Bedford Hosp. Impt. Rev. Rfdg. (Bedford
Commty. Hosp.) Series 1990, 8.50% 5/15/09
(Pre-Refunded to 5/15/00 @ 102) (i)  -  935  1,025
Euclid City School Dist. Rfdg. (Library Impt.)
(Cap. Appreciation):
 0% 12/1/02 (AMBAC Insured)  Aaa  1,265  1,020
  0% 12/1/03 (AMBAC Insured)  Aaa  1,265  972
Ohio Bldg. Auth. State Facs. (Adult Correctional)
Series A, 5.95% 10/1/14 (MBIA Insured)  Aaa  4,000  4,180
Ohio Bldg. Auth. (Workers Compensation
W. Green Bldg.) Series A, 4.75% 4/1/14  A2  8,500  8,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Oakleaf-Toledo Apts. Proj.) 10.25%
 12/20/25 (GNMA Coll.)  AA-  1,570  1,813
 Series B-3, 4.95% 9/1/20 (b)  AAA  7,000  7,123
Ohio Tpk. Commission Tpk. Rev. Series A:
5.60% 2/15/12 (MBIA Insured)  Aaa  1,250  1,295
 5.70% 2/15/13 (MBIA Insured)  Aaa  2,750  2,867
 5.70% 2/15/17 (MBIA Insured)  Aaa  5,000  5,188
Ohio Wtr. Dev. Auth. Rev. Rfdg. & Impt.
(Pure Wtr.) 5.75% 6/1/06 (MBIA Insured)  Aaa  1,000  1,068
  34,551
OREGON - 0.6%
Oregon Health Hsg. Edl. & Cultural Facs. Auth.
Rev. Rfdg. (Lewis & Clark College) Series A:
 6% 10/1/13 (MBIA Insured)  Aaa  1,750  1,886
  6.125% 10/1/24 (MBIA Insured)  Aaa  1,000  1,069
Portland Gen. Oblig. Series B:
7% 6/1/00  Aaa  1,385  1,484
 7% 6/1/01  Aaa  1,480  1,621
Portland Swr. Sys. Rev. Series A:
Rfdg. 5.25% 3/1/10  A1  2,000  2,032
 6.25% 6/1/15
 (Pre-Refunded to 6/1/04 @ 101) (i)  A1  1,875  2,072
MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
OREGON - CONTINUED
Port Morrow Poll. Cont. Rev. Rfdg. (Pacific Northwest)
Series A:
 8% 7/15/98  AA- $ 155 $ 159
  8% 7/15/99  AA-  175  186
  8% 7/15/06  AA-  385  437
  8% 7/15/07  AA-  430  489
  8% 7/15/08  AA-  480  545
  8% 7/15/09  AA-  540  614
  8% 7/15/10  AA-  605  687
  8% 7/15/11  AA-  385  437
  13,718
PENNSYLVANIA - 3.4%
Allegheny County Hosp. Dev. Auth.
(Univ. of Pittsburgh Med. Ctr.) Series B,
5.125% 7/1/22 (MBIA Insured)  Aaa  10,040  9,688
Butler County Hosp. Auth. Hosp. Rev.
(North Hills Passavant Hosp.)
Series A, 6.80% 6/1/06 (FSA Insured)
(Pre-Refunded to 6/1/01 @ 102) (i)  Aaa  5,000  5,494
Cumberland County Muni. Auth. Rev. Rfdg.
(1st. Mtg./Carlisle Hosp. & Health)
6.80% 11/15/23  Baa2  4,600  4,951
Delaware County Ind. Dev. Auth. Rev. Rfdg.
(Resource Recovery Fac.) Series A,
6.10% 7/1/13  Baa1  9,050  9,570
Northumberland County Auth. Commonwealth
Lease Rev. (Correctional Facs.) (Cap.
Appreciation) 0% 10/15/13 (MBIA Insured)
(Escrowed to Maturity) (i)  Aaa  11,830  5,190
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg.
Series 44C, 6.65% 10/1/21 (b)  Aa  10,000  10,775
Philadelphia Hosp. & Higher Ed. Facs.
Auth. Hosp. Rev. Rfdg. (Pennsylvania Hosp.)
5.70% 7/1/01  Baa2  4,405  4,532
Philadelphia Muni. Auth. Rev. Rfdg. Series D:
6% 7/15/03  Baa  250  262
 6.125% 7/15/08  Baa  4,000  4,220
Philadelphia Wtr. & Wastewtr. Rev.:
Rfdg. 5% 6/15/12 (FGIC Insured)  Aaa  3,000  2,966
 6.75% 8/1/04 (MBIA Insured)  Aaa  2,000  2,258
 6.75% 8/1/05 (MBIA Insured)  Aaa  1,500  1,706
MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
PENNSYLVANIA - CONTINUED
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.
Rfdg. Series A:
 (Cap. Appreciation) 0% 9/1/04
  (FGIC Insured) (Escrowed to Maturity) (i)  Aaa $ 3,900 $ 2,852
  4.75% 9/1/16 (FGIC Insured)  Aaa  10,000  9,387
Wyoming Ind. Dev. Auth. Poll. Cont.
Rev. Rfdg. (Proctor & Gamble Paper Proj.)
5.55% 5/1/10  Aa2  4,300  4,558
  78,409
RHODE ISLAND - 0.1%
Rhode Island Depositors Econ. Protection Corp.
Spl. Oblig. Rfdg. Series A, 5.75% 8/1/12
(MBIA Insured)  Aaa  2,645  2,820
SOUTH CAROLINA - 1.3%
Piedmont Muni. Pwr. Agcy. Elec. Rev. Rfdg.:
Series B, 5.25% 1/1/11 (MBIA Insured)  Aaa  4,625  4,712
 5.60% 1/1/09 (MBIA Insured)
 (Escrowed to Maturity) (i)  Aaa  2,295  2,461
 5.60% 1/1/09 (MBIA Insured)  Aaa  2,945  3,140
 5.50% 1/1/10 (MBIA Insured)
 (Escrowed to Maturity) (i)  Aaa  1,135  1,202
 5.50% 1/1/10 (MBIA Insured)  Aaa  1,455  1,531
South Carolina Ed. Assistance Auth. Rev.
(Student Loan) 6.625% 9/1/06 (b)  AA  8,775  9,456
South Carolina Pub. Svc. Auth. Rev. Rfdg. Series A:
6.25% 1/1/06 (MBIA Insured)  Aaa  3,665  4,068
 6.50% 1/1/08 (MBIA Insured)  Aaa  200  227
 6.375% 7/1/21 (AMBAC Insured)  Aaa  3,750  3,984
  30,781
SOUTH DAKOTA - 0.1%
Spearfish School Dist. #40-2 Unltd. Tax
(Lawrence County) 7.30% 7/1/11
(Pre-Refunded to 7/1/01 @ 102) (i)  A  1,500  1,671
TENNESSEE - 0.6%
Johnson City Elec. Rev. 5.15% 5/1/23
(MBIA Insured)  Aaa  5,335  5,275
Memphis-Shelby County Arpt. Auth. Arpt. Rev.
Rfdg. Series A, 6.25% 2/15/11
(MBIA Insured) (b)  Aaa  1,415  1,574
Shelby County Gen. Oblig. Rfdg.
Series A, 6.75% 4/1/04  Aa2  3,000  3,372
Tennessee Gen. Oblig. Series A, 7% 3/1/03  Aaa  2,355  2,658
  12,879
MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
TEXAS - 9.8%
Allen Independent School Dist. Rfdg.
(Cap. Appreciation):
 0% 2/15/04 (PSF Guaranteed)  Aaa $ 2,120 $ 1,598
  0% 2/15/05 (PSF Guaranteed)  Aaa  2,120  1,516
Austin Gen. Oblig. Rfdg. (Pub. Impt.)
(Cap. Appreciation) Series B, 0% 9/1/98
(MBIA Insured)  Aaa  2,000  1,944
Austin Independent School Dist. School Bldg.
8.125% 8/1/01 (PSF Guaranteed)
(Escrowed to Maturity) (i)  Aaa  500  566
Austin Independent School Dist. Rfdg.
(Cap. Appreciation) 0% 8/1/02
(PSF Guaranteed)  Aaa  2,100  1,712
Austin Util. Sys. Rev. Rfdg. Series A
(Cap. Appreciation):
 0% 11/15/01 (MBIA Insured)  Aaa  4,000  3,375
  0% 11/15/08 (MBIA Insured)  Aaa  3,895  2,283
  0% 11/15/09 (AMBAC Insured)  Aaa  4,000  2,210
Brazos River Auth. Poll. Cont. Rev. (Texas Utils.
Elec. Co.) Series A, 9.25% 3/1/18 (b)  Baa2  6,400  6,605
Cedar Hill Independent School Dist. Rfdg.
(Cap. Appreciation) 0% 8/15/09
(PSF Guaranteed)  Aaa  1,575  876
Conroe Independent School Dist. Rfdg.
(Cap. Appreciation):
 0% 2/15/07 (PSF Guaranteed)  Aaa  1,360  876
  0% 2/15/08 (PSF Guaranteed)  Aaa  3,000  1,826
  0% 2/15/10 (PSF Guaranteed)  Aaa  1,805  972
  0% 2/15/11 (PSF Guaranteed)  Aaa  1,500  763
Corpus Christi Independent School Dist. Rfdg.
(Cap. Appreciation):
 0% 8/15/01 (PSF Guaranteed)  Aaa  1,535  1,311
  0% 8/15/02 (PSF Guaranteed)  Aaa  2,165  1,762
Cypress-Fairbanks Independent School Dist. Rfdg.
Unltd. Tax (Cap. Appreciation):
 Series A, 0% 2/15/12 (PSF Guaranteed)  Aaa  5,000  2,400
  0% 2/1/04 (PSF Guaranteed)  Aaa  4,250  3,209
Dallas-Fort Worth Reg'l. Arpt. Rev. Rfdg.
(Dallas-Fort Worth Int'l. Arpt.)
6.50% 11/1/05 (FGIC Insured)  Aaa  2,295  2,590
Dallas Gen. Oblig.:
Rfdg.:
 (Cap. Appreciation) 0% 2/15/03  Aaa  5,115  4,072
  6.50% 2/15/03  Aaa  2,500  2,759
  4.50% 2/15/14  Aaa  2,400  2,244
MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
TEXAS - CONTINUED
Dallas Hsg. Corp. Cap. Prog. Rev. Rfdg.
(Section 8 Assorted Projs.):
 7.70% 8/1/05  Baa2 $ 1,100 $ 1,158
  7.85% 8/1/13  Baa2  1,000  1,056
Dallas Independent School Dist. Rfdg. (Cap.
Appreciation) 0% 8/15/07 (PSF Guaranteed)  Aaa  3,300  2,075
El Paso Arpt. Rev. (El Paso Int'l. Arpt.)
5.12% 8/15/04 (FGIC Insured) (b)  Aaa  1,000  1,024
El Paso Prop. Fin. Auth. Single Family Mtg. Rev.
Series A, 8.70% 12/1/18 (GNMA Coll.) (b)  Aaa  1,060  1,154
Garland Independent School Dist. Series A,
4% 2/15/17  Aaa  5,000  4,194
Grapevine-Colleyville Independent School Dist.
Rfdg. (Cap. Appreciation) 0% 8/15/06
(PSF Guaranteed)  Aaa  2,580  1,716
Houston Independent School Dist. Rfdg.
Series A, 0% 8/15/11 (PSF Guaranteed)  Aaa  6,400  3,176
Irving Independent School Dist. (Cap.
Appreciation) 0% 2/15/01 (j)  Aaa  5,520  4,815
Katy Independent School Dist. Rfdg. Ltd. Tax (Cap.
Appreciation):
 Series A, 0% 2/15/07 (PSF Guaranteed)  Aaa  2,450  1,577
  0% 8/15/11 (PSF Guaranteed)  Aaa  4,170  2,069
Leander Independent School Dist. Unltd. Tax
7.50% 8/15/08 (PSF Guaranteed)  Aaa  300  371
Lower Colorado River Auth. Rev. Rfdg.:
5.25% 1/1/05  Aa  6,000  6,187
 5.25% 1/1/15 (Escrowed to Maturity) (i)  Aaa  6,000  6,173
 (Cap. Appreciation) 0% 1/1/09 (MBIA Insured)
 (Escrowed to Maturity) (i)  Aaa  3,000  1,751
Lower Neches Valley Auth. Ind. Dev. Corp.:
Envir. Rev. (Mobil Oil Refining Corp. Proj.)
 6.35% 4/1/26 (b)  Aa2  9,500  10,260
 Swr. Facs. Rev. (Mobil Oil Refining Corp. Proj.)
 6.40% 3/1/30 (b)  Aa2  35,455  38,380
Midlothian Independent School Dist. Rfdg.
(Cap. Appreciation):
 0% 2/15/07 (PSF Guaranteed)  Aaa  1,935  1,246
  0% 2/15/10 (PSF Guaranteed)  Aaa  1,525  822
Port Arthur Hsg. Fin. Corp. Single Family Mtg.
Rev. Rfdg. 8.70% 3/1/12  A  755  824
Port Dev. Corp. Ind. Dev. Rev. Rfdg.
(Cargill, Inc. Proj.) 7.70% 3/1/07  -  1,000  1,055
MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
TEXAS - CONTINUED
Round Rock Independent School Dist.:
Rfdg. (Cap. Appreciation):
 0% 2/15/01 (PSF Guaranteed)  Aaa $ 2,000 $ 1,745
  0% 8/15/10 (MBIA Insured)  Aaa  5,000  2,625
 Series A, 7.50% 8/1/03 (PSF Guaranteed)  Aaa  1,300  1,503
 6.50% 8/1/04 (PSF Guaranteed)  Aaa  1,025  1,145
San Antonio Elec. & Gas Rev. Rfdg.:
(Cap. Appreciation):
 Series A, 0% 2/1/05 (AMBAC Insured)  Aaa  5,850  4,175
  Series B, 0% 2/1/08 (FGIC Insured)  Aaa  4,340  2,647
  Series B, 0% 2/1/09 (FGIC Insured)  Aaa  2,000  1,150
 Series B, 6% 2/1/14  Aa1  585  599
 Series 95, 6.375% 2/1/06  Aa1  300  336
 5.25% 2/1/10  Aa1  6,500  6,679
 5.75% 2/1/11  Aa1  12,010  12,400
San Antonio Wtr. Rev. (Cap. Appreciation)
0% 5/1/12 (AMBAC Insured)
(Pre-Refunded to 5/1/00 @ 42.652) (i)  Aaa  5,500  2,118
Spring Branch Independent School Dist. Rfdg.:
(Cap. Appreciation):
 0% 2/15/02 (PSF Guaranteed)  Aaa  3,000  2,498
  0% 2/1/05 (PSF Guaranteed)  Aaa  5,725  4,101
  0% 2/1/06 (PSF Guaranteed)  Aaa  5,710  3,897
 4.875% 8/15/10 (PSF Guaranteed)  Aaa  2,500  2,466
Texarkana Health Facs. Dev. Corp. Hosp. Rev.
(Wadley Reg'l. Med. Ctr. Proj.) 7% 10/1/05
(MBIA Insured)  Aaa  1,750  1,899
Texas A&M Univ. Permanent Univ. Fund Rfdg.
5.50% 7/1/04  Aaa  3,850  4,100
Texas Gen. Oblig.:
Rfdg. (Veterans Land) 7.40% 12/1/20  Aa2  2,500  2,741
 (College Student Loan) 5.80% 8/1/05 (b)  Aa2  2,350  2,459
 Series B, 5.25% 10/1/13  Aa2  3,000  3,026
Texas Muni. Pwr. Agcy. Rev. Rfdg.
(Cap. Appreciation):
 0% 9/1/04 (AMBAC Insured)  Aaa  1,000  734
  0% 9/1/05 (AMBAC Insured)  Aaa  13,000  9,035
Texas Pub. Fin. Auth. Rfdg.:
(Cap. Appreciation) Series A, 0%
 10/1/01 (AMBAC Insured)  Aaa  9,420  8,006
 Series C, 6% 10/1/05  Aa2  4,000  4,390
MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
TEXAS - CONTINUED
Univ. of Texas Rev. Rfdg. Series A:
6% 8/15/04  Aa1 $ 1,170 $ 1,278
 6% 8/15/05  Aa1  1,000  1,098
Winters Wtrwks. & Swr. Sys.
Rev. Rfdg. 8.50% 8/1/17
(Pre-Refunded to 8/1/03 @ 100) (i)  -  500  600
  228,002
UTAH - 1.8%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Rfdg.:
(Cap. Appreciation) Series B, 0% 7/1/00
 (BIG Insured)  Aaa  4,435  3,975
 Series A:
 6.50% 7/1/08 (AMBAC Insured)  Aaa  3,100  3,561
  6.50% 7/1/11 (AMBAC Insured)  Aaa  1,000  1,155
  6% 7/1/16 (AMBAC Insured)  Aaa  5,000  5,350
 Series B, 5.75% 7/1/16 (MBIA Insured)  Aaa  18,000  18,787
 Series D, 5% 7/1/21 (MBIA Insured)  Aaa  6,200  5,983
 Series G, 0% 7/1/12 (Pre-Refunded to
 1/1/03 @ 101) (g)(i)  Aaa  1,660  1,758
Utah Hsg. Fin. Agcy. (Single Family Mtg.) Series G,
9.25% 7/1/19 (FHA Guaranteed) (b)  AA  355  391
  40,960
VERMONT - 0.2%
Vermont Ind. Dev. Auth. Ind. Dev. Rev.
(Radisson Hotel) Series B-1, 7.75% 11/15/15  -  2,350  2,564
Vermont Muni. Bond Bank
Series 3, 7.20% 12/1/20
(Pre-Refunded to 12/1/99 @ 102) (i)  A  3,000  3,233
  5,797
VIRGINIA - 1.3%
Fairfax County Econ. Dev. Auth. Resource Recovery
Rev. (Ogden Martin Sys. Proj.) Series A,
7.75% 2/1/11 (b)  A1  3,700  3,945
Lynchburg Ind. Dev. Auth. Hosp. Facs. 1st. Mtg. Rev.
Rfdg. (Central Health, Inc.) 8.125% 1/1/16  A1  3,000  3,125
Peninsula Ports Auth. Hosp. Facs. Rev. Rfdg.
(Whittaker Mem. Hosp. Proj.) 8.70% 8/1/23
(FHA Guaranteed)  Aa  1,500  1,539
Richmond Gen. Oblig. Rfdg. Series B,
5.50% 1/15/04 (FGIC Insured)  Aaa  1,725  1,835
MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
VIRGINIA - CONTINUED
Richmond Redev. & Hsg. Auth. Mtg. Rev.
Multi-Family Hsg. (Pinebrook Proj.)
9.25% 10/1/20 (GNMA Coll.)  AAA $ 750 $ 758
Upper Occoquan Swr. Auth. Reg'l. Swr. Rev.
Series A, 5.15% 7/1/20 (MBIA Insured)  Aaa  8,000  8,010
Virginia Beach Dev. Auth. Hosp. Facs. Rev.
(Virginia Beach Gen. Hosp. Proj.) 5.125%
2/15/18 (AMBAC Insured)  Aaa  3,100  3,073
Virginia Commonwealth Gen. Oblig.
5% 6/1/04  Aaa  4,370  4,534
Virginia Hsg. Dev. Auth. Multi-Family Hsg.
Series I, 5.95% 5/1/09 (b)  Aa1  1,890  1,996
Virginia Resources Auth. Wtr. & Swr. Sys. Rev.
Series A, 7.70% 11/1/10  AA  180  190
  29,005
WASHINGTON - 4.4%
Douglas County Pub. Util. Dist. #1 Rev. Rfdg.
(Wells Hydroelec.) Series A, 8.75% 9/1/18  A  1,395  1,780
King County Gen. Oblig. Series D,
5.40% 12/1/06  Aa1  2,000  2,135
Port Seattle Rev. Series B:
5.50% 9/1/09 (FGIC Insured) (b)  Aaa  4,010  4,155
 5.60% 9/1/10 (FGIC Insured) (b)  Aaa  4,230  4,383
Snohomish County School Dist. #201
6.75% 12/1/06 (AMBAC Insured)  Aaa  2,405  2,760
Washington Gen. Oblig.:
 Rfdg. Series R-96C, 6% 7/1/04  Aa1  2,000  2,178
 Series C, 6.50% 7/1/03  Aa1  1,000  1,106
 Series 1996-A, 6.75% 7/1/02  Aa1  3,560  3,920
Washington Motor Vehicle Fuel Tax Series D:
 7% 9/1/05  Aa1  2,655  3,080
  6.50% 9/1/03  Aa1  4,635  5,145
Washington Pub. Pwr. Supply Sys. Rev. Rfdg.:
Nuclear Proj. #1 Series A, 7% 7/1/08  Aa1  500  590
 Nuclear Proj. #2:
 Series A, 5% 7/1/01  Aa1  6,000  6,105
  Series A, 6% 7/1/05 (AMBAC Insured)  AAA  3,565  3,859
  Series C, 0% 7/1/05  Aa1  16,080  11,075
  Series C, 0% 7/1/05 (MBIA Insured)  Aaa  11,000  7,645
  7.07% 7/1/10 (FGIC Insured) INFL (h)  Aaa  7,500  7,800
  5.40% 7/1/12  Aa1  33,950  34,417
 Nuclear Proj. #3 Series B, 7.375% 7/1/04  Aa1  1,000  1,093
  103,226
MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
WYOMING - 0.6%
Natrona County Hosp. Rev. (Wyoming Med.
Ctr. Proj.) 8.125% 9/15/10  Baa1 $ 4,500 $ 4,848
Wyoming Farm Loan Board Cap. Facs. Rev.:
0% 10/1/04 (Escrowed to Maturity) (i)  AA-  3,995  2,926
 0% 10/1/05 (Escrowed to Maturity) (i)  AA-  3,995  2,787
 0% 10/1/06 (Escrowed to Maturity) (i)  AA-  3,695  2,462
  13,023
TOTAL MUNICIPAL BONDS
(Cost $2,155,763)   2,253,775
MUNICIPAL NOTES (A) - 1.7%
FLORIDA - 0.3%
 Florida Hsg. Fin. Agcy. Multi-Family Hsg. Rev. Rfdg.
(Brandon-Oxford) Series 90C, 4.20%, VRDN  A-1  6,200  6,200
ILLINOIS - 0.5%
Chicago Gen. Oblig. Bonds
Series 1997, 3.65%,
tender 2/5/98, LOC
Morgan Guaranty Trust Co.  VMIG 1  6,500  6,498
Illinois Dev. Fin. Auth. Multi-Family Hsg. Rev. Rfdg.
(Garden Glen Apts.) Series 93, 4.10%, VRDN  A-1  4,000  4,000
  10,498
NEW YORK - 0.0%
Erie County Ind. Dev. Auth. Ind. Dev. Rev.
(The Holling Press, Inc.) Series 1989 F, 4.10%,
LOC Marine Midland Bank, VRDN (b)  -  760  760
TEXAS - 0.9%
Texas Gen. Oblig. TRAN Series A,
4.75% 8/31/98  MIG 1  21,500  21,644
TOTAL MUNICIPAL NOTES
(Cost $39,100)   39,102
CASH EQUIVALENTS - 1.2%
  SHARES VALUE (NOTE 1)
   (000S)
Municipal Central Cash Fund
(Cost $27,642) (d)(e)    27,642,372 $ 27,642
TOTAL INVESTMENTS - 100%
(Cost $2,222,505)   $2,320,519
SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
INFL - Inverse Floating Rate Security
TRAN - Tax & Revenue Anticipation     Notes
VRDN - Variable Rate Demand Notes
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
2. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
3. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
4. Information in this report regarding holdings by state and security types do not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.
5. At the period end, the seven-day yield of the Municipal Central Cash Fund was 3.86%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
6. Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
7. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
8. Coupon is inversely indexed to a floating interest rate. The price will be considerably more volatile than the price of a comparable fixed rate security. The rate shown is the rate at period end.
9. Security collateralized by an amount sufficient to pay interest and principal.
10. Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 78.8% AAA, AA, A 79.6%
Baa 12.3% BBB  10.3%
Ba 0.0% BB  0.1%
B 0.0% B  0.3%
Caa 0.0% CCC  0.0%
Ca, C 0.3% CC, C  0.0%
  D  0.3%
The percentage not rated by Moody's or S&P amounted to 1.8%. FMR has determined that unrated debt securities that are lower quality account for 0.3% of the total value of investment in securities.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation  29.9%
Electric Revenue  14.0
Transportation  11.1
Health Care  9.6
Special Tax  8.9
Escrowed/Pre-Refunded  5.8
Education  5.4
Others (individually less than 5%)   15.3
TOTAL  100.0%
INCOME TAX INFORMATION
At November 30, 1997, the aggregate cost of investment securities for income tax purposes was $2,222,505,000. Net unrealized appreciation aggregated $98,014,000, of which $129,173,000 related to appreciated investment securities and $31,159,000 related to depreciated investment securities.
The fund hereby designates approximately $775,000 as a capital gain dividend for the purpose of the dividend paid deduction.
At November 30, 1997, the fund had a capital loss carryforward of approximately $15,508,000 of which $366,000, $533,000, and $14,609,000 will expire on November 30, 2000, 2001 and 2002 all of which were acquired in the merger and are available to offset future capital gains of the fund to the extent provided by regulations (see Note 6 of Notes to Financial Statements).
At November 30, 1997, the fund was required to defer approximately $11,660,000 of losses on futures contracts.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) NOVEMBER 30, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $2,222,505) -                         $ 2,320,519
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                                 5,902

INTEREST RECEIVABLE                                                             32,239

OTHER RECEIVABLES                                                               19

 TOTAL ASSETS                                                                   2,358,679

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED ON A                              $ 34,516
DELAYED DELIVERY BASIS

PAYABLE FOR FUND SHARES REDEEMED                                     1,103

DISTRIBUTIONS PAYABLE                                                2,129

ACCRUED MANAGEMENT FEE                                               746

OTHER PAYABLES AND ACCRUED EXPENSES                                  358

 TOTAL LIABILITIES                                                              38,852

NET ASSETS                                                                     $ 2,319,827

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                $ 2,234,548

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                              (12,735)
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                       98,014

NET ASSETS, FOR 183,940 SHARES OUTSTANDING                                     $ 2,319,827

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                        $12.61
SHARE ($2,319,827 (DIVIDED BY) 183,940 SHARES)


STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS  YEAR ENDED NOVEMBER 30, 1997

INTEREST INCOME                                                      $ 99,974

EXPENSES

MANAGEMENT FEE                                             $ 7,135

TRANSFER AGENT FEES                                         2,086

ACCOUNTING AND CUSTODIAN FEES AND EXPENSES                  558

NON-INTERESTED TRUSTEES' COMPENSATION                       6

REGISTRATION FEES                                           152

AUDIT                                                       67

LEGAL                                                       49

 TOTAL EXPENSES BEFORE REDUCTIONS                           10,053

 EXPENSE REDUCTIONS                                         (11)      10,042

NET INTEREST INCOME                                                   89,932

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                      15,820

 FUTURES CONTRACTS                                          738       16,558

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                      19,311

 FUTURES CONTRACTS                                          431       19,742

NET GAIN (LOSS)                                                       36,300

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                      $ 126,232
FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                         YEAR ENDED      YEAR ENDED
                                                             NOVEMBER 30,    NOVEMBER 30,
                                                             1997            1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                   $ 89,932        $ 95,300
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                     16,558          5,236

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)         19,742          13,878

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING              126,232         114,414
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                                 (93,623)        (91,609)
FROM NET INTEREST INCOME

 FROM NET REALIZED GAIN                                       (4,382)         (581)

 TOTAL DISTRIBUTIONS                                          (98,005)        (92,190)

SHARE TRANSACTIONS                                            273,883         392,501
NET PROCEEDS FROM SALES OF SHARES

 NET ASSET VALUE OF SHARES ISSUED IN EXCHANGE FOR THE NET     528,377         -
 ASSETS OF SPARTAN MUNICIPAL INCOME FUND (NOTE 6)

 REINVESTMENT OF DISTRIBUTIONS                                74,006          67,659

 COST OF SHARES REDEEMED                                      (422,033)       (446,159)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING              454,233         14,001
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                     482,460         36,225

NET ASSETS

 BEGINNING OF PERIOD                                          1,837,367       1,801,142

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT       $ 2,319,827     $ 1,837,367
INCOME OF $0 AND $3,691, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                         22,157          32,502

 ISSUED IN EXCHANGE FOR THE SHARES OF SPARTAN MUNICIPAL       42,203          -
  INCOME FUND (NOTE 6)

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                      5,982           5,558

 REDEEMED                                                     (34,228)        (36,692)

 NET INCREASE (DECREASE)                                      36,114          1,368


FINANCIAL HIGHLIGHTS
      YEARS ENDED NOVEMBER 30,

      1997                       1996   1995   1994 A   1993


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING         $ 12.430    $ 12.300   $ 11.040   $ 13.230   $ 12.720
OF PERIOD

INCOME FROM INVESTMENT              .607        .648 B     .677       .755       .764
OPERATIONS
NET INTEREST INCOME

 NET REALIZED AND UNREALIZED        .235        .109       1.260      (1.690)    .700
 GAIN (LOSS)

 TOTAL FROM INVESTMENT              .842        .757       1.937      (.935)     1.464
 OPERATIONS



LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME           (.632) B    (.623)     (.677)     (.755)     (.764)

 FROM NET REALIZED GAIN             (.030)      (.004)     -          (.500)     (.190)

 TOTAL DISTRIBUTIONS                (.662)      (.627)     (.677)     (1.255)    (.954)

NET ASSET VALUE, END OF PERIOD     $ 12.610    $ 12.430   $ 12.300   $ 11.040   $ 13.230

TOTAL RETURN                        7.02%       6.39%      17.95%     (7.74)%    11.92%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD          $ 2,320     $ 1,837    $ 1,801    $ 1,693    $ 2,128
(IN MILLIONS)

RATIO OF EXPENSES TO AVERAGE        .55%        .56%       .57%       .56%       .56%
NET ASSETS

RATIO OF NET INTEREST INCOME TO     4.92%       5.32%      5.69%      6.21%      5.85%
AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE             31% C       53%        50%        48%        53%


A EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES. B NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.
C THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN
THE MERGER.
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1997




1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Municipal Income Fund (the fund) (formerly Fidelity Municipal Income Fund) is a fund of Fidelity Court Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures and options transactions, market discount, capital loss carryforwards, and losses deferred due to wash sales and futures and options. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year. SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by FMR Texas Inc., an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the statement of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument
2. OPERATING POLICIES -
CONTINUED
FUTURES CONTRACTS - CONTINUED
or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $536,353,000 and $624,365,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $116,011,000 and $163,198,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .39% of average net assets.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian and transfer and shareholder servicing agent for the fund. UMB has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT AND ACCOUNTING
FEES - CONTINUED
average net assets for the month plus out-of-pocket expenses. For the period, FSC received transfer agent and accounting fees amounting to $2,086,000 and $476,000, respectively.
For the period, the transfer agent fees were equivalent to an annual rate of .11% of average net assets.
5. EXPENSE REDUCTIONS.
Effective October 24, 1997, FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .53% of the funds average net assets. For the period, the fund had no reimbursement of expenses.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $2,000 and $9,000, respectively, under these arrangements.
6. MERGER INFORMATION.
On October 23, 1997, Fidelity Municipal Income Fund (currently Spartan Municipal Income Fund) acquired all of the assets and assumed all of the liabilities of Spartan Municipal Income Fund. The acquisition, which was approved by the shareholders of Spartan Municipal Income Fund on October 6, 1997, was accomplished by an exchange of 42,203,000 shares of Fidelity Municipal Income Fund (currently Spartan Municipal Income Fund) (each valued at $12.52) for the 49,566,000 shares then outstanding (each valued at $10.66) of Spartan Municipal Income Fund. Based on the opinion of fund counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Spartan Municipal Income Fund's net assets, including $19,989,000 of unrealized appreciation, were combined with Fidelity Municipal Income Fund (currently Spartan Municipal Income Fund) for total net assets after the acquisition of $2,294,530,000.
On January 15, 1998, the Board of Trustees of Spartan Municipal Income Fund approved Agreements and Plans of Reorganization ("Agreements") between the fund and Spartan Aggressive Municipal Fund and Spartan Insured Municipal Income Fund ("Target Funds")("Reorganizations"). The Agreements provide for the transfer of all of the assets and the assumption of all of the liabilities of each Target Fund in exchange solely for the number of shares of the fund having the same aggregate net asset value as the outstanding shares of each Target Fund as of the close of business of the New York Stock Exchange on the day that the Reorganizations are effective. A Reorganization can be consummated only if, among other things, it is approved by the vote of a majority (as defined by the 1940 Act) of outstanding
6. MERGER INFORMATION - CONTINUED
voting securities of the Target Fund to which the Reorganization relates. A Special Meeting of Shareholders ("Meeting") of the Target Funds will be held on July 15, 1998 to vote on the Agreements. A detailed description of the proposed transactions and voting information will be sent to shareholders of the Target Funds in May, 1998. If the Agreements are approved at the Meeting, the Reorganizations are expected to become effective on or about August 20, 1998 for Spartan Aggressive Municipal Fund and August 27, 1998 for Spartan Insured Municipal Income Fund.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Court Street Trust and the Shareholders of Spartan Municipal Income Fund (formerly Fidelity Municipal Income
Fund):
We have audited the accompanying statement of assets and liabilities of Fidelity Court Street Trust: Spartan Municipal Income Fund (formerly Fidelity Municipal Income Fund), including the schedule of portfolio investments, as of November 30, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Court Street Trust: Spartan Municipal Income Fund (formerly Fidelity Municipal Income Fund) as of November 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 15, 1998
DISTRIBUTIONS


The Board of Trustees of Spartan Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
12/29/97 12/26/97 $ -  $.08
1/2/98 12/31/97 $.005 $ -
During fiscal year ended 1997, 100% of the fund's income dividends was free from federal income tax, and 14.43% of the fund's income dividends was subject to the federal alternative minimum tax.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

  To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI. SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
4001 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
OREGON
16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
David L. Murphy, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Thomas D. Maher, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
UMB Bank, n.a.
Kansas City, MO
and
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
(REGISTERED TRADEMARK)
FIDELITY'S TAX-FREE BOND FUNDS
Limited Term Municipal Income
New York Insured Municipal Income
New York Municipal Income
Spartan(registered trademark) Aggressive Municipal
Spartan Arizona Municipal Income
Spartan California Municipal Income
Spartan Connecticut Municipal Income
Spartan Florida Municipal Income
Spartan Insured Municipal Income
Spartan Intermediate Municipal Income
Spartan Maryland Municipal Income
Spartan Massachusetts Municipal Income
Spartan Michigan Municipal Income
Spartan Minnesota Municipal Income
Spartan Municipal Income
Spartan New Jersey Municipal Income
Spartan New York Intermediate
Municipal Income
Spartan Pennsylvania Municipal Income
Spartan Short-Intermediate
Municipal Income
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress  1-800-544-5555
SM
* INDEPENDENT TRUSTEES
 AUTOMATED LINE FOR QUICKEST SERVICE